UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Address of principal executive offices) (Zip code)

Joseph F. Keefe
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729
Date of fiscal year end: December 31
Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.
Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.5%
CONSUMER DISCRETIONARY: 13.5%
Aaron's, Inc.	2,078	$52,823
Amazon.com, Inc. (a)	5,166	4,325,543
Bed Bath & Beyond, Inc.	19,610	845,387
Best Buy Co., Inc. (b)	3,094	118,129
BorgWarner, Inc. (b)	20,464	719,924
Brinker International, Inc. (b)	31,879	1,607,658
Delphi Automotive PLC	4,726	337,058
Foot Locker, Inc.	2,506	169,706
GameStop Corp., Class A (b)	11,167	308,098
Gap Inc., The (b)	7,601	169,046
Home Depot, Inc., The	15,500	1,994,540
Johnson Controls International PLC	12,700	590,931
Lowe's Cos., Inc.	15,500	1,119,255
Macy's, Inc.	28,545	1,057,592
Marriott International, Inc., Class A (b)	23,180	1,560,709
McDonald's Corp.	2,573	296,821
Michael Kors Holdings, Ltd. (a)	10,150	474,919
Netflix, Inc. (a)	1,236	121,808
Newell Brands, Inc.	8,132	428,231
NIKE, Inc., Class B	26,027	1,370,322
Nordstrom, Inc. (b)	27,417	1,422,394
Polaris Industries, Inc. (b)	1,020	78,989
Scripps Networks Interactive, Inc. Class A (b)	11,500	730,135
Starbucks Corp.	45,300	2,452,541
Target Corp. (b)	13,254	910,285
Time Warner, Inc.	11,579	921,804
Tupperware Brands Corp.	4,043	264,291
VF Corp.	16,300	913,615
Walt Disney Co., The	5,000	464,300
Yum! Brands, Inc.	5,816	528,151
		26,355,005

CONSUMER STAPLES: 10.2%
Clorox Co., The (b)	6,061	758,716
CVS Health Corp.	21,916	1,950,305
Dr. Pepper Snapple Group, Inc.	20,140	1,838,983
Estee Lauder Cos, Inc., The, Class A	8,219	727,875
General Mills, Inc.	29,116	1,859,930
Hershey Co., The	6,686	639,182
Ingredion, Inc.	4,682	622,987
Kellogg Co.	10,244	793,603

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Kimberly-Clark Corp.	8,581	$1,082,407
Kroger Co., The	70,626	2,096,180
PepsiCo, Inc.	45,180	4,914,228
Procter & Gamble Co., The	22,100	1,983,475
Sysco Corp.	11,132	545,579
Whole Foods Market, Inc. (b)	1,677	47,543
		19,860,993

ENERGY: 1.9%
Cabot Oil & Gas Corp.	9,064	233,851
Schlumberger, Ltd.	27,221	2,140,658
Spectra Energy Corp. (b)	2,662	113,801
Valero Energy Corp.	2,703	143,259
World Fuel Services Corp.	24,713	1,143,223
		3,774,792

FINANCIALS: 12.2%
Aflac, Inc.	45,931	3,301,060
American Express Co.	6,578	421,255
CBOE Holdings, Inc.	27,206	1,764,309
Chimera Investment Corp., REIT	74,138	1,182,501
Discover Financial Services	26,470	1,496,879
East West Bancorp, Inc.	22,447	824,029
Lincoln National Corp.	21,569	1,013,312
MetLife, Inc.	40,374	1,793,817
MFA Financial, Inc., REIT	272,464	2,038,031
Morningstar, Inc.	1,596	126,515
Nasdaq, Inc.	5,242	354,045
PNC Financial Services Group, Inc.	30,700	2,765,763
Reinsurance Group of America, Inc.	23,738	2,562,280
Starwood Property Trust, Inc., REIT (b)	17,120	385,542
Travelers Cos., Inc., The	8,810	1,009,186
Unum Group	55,824	1,971,145
Wells Fargo & Co.	18,159	804,081
		23,813,750

HEALTH CARE: 12.8%
AbbVie, Inc. (b)	16,341	1,030,627
Agilent Technologies, Inc.	27,250	1,283,203
AmerisourceBergen Corp.	6,145	496,393
Amgen, Inc.	2,481	413,856
Baxter International, Inc.	48,927	2,328,925

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Bristol-Myers Squibb Co.	4,734	$255,257
Celgene Corp. (a)	17,207	1,798,648
Cigna Corp.	331	43,136
Gilead Sciences, Inc.	29,150	2,306,348
HCA Holdings, Inc. (a)	10,019	757,737
Johnson & Johnson	48,297	5,705,324
Mallinckrodt PLC (a)	5,980	417,284
Merck & Co., Inc.	41,037	2,561,119
Quest Diagnostics, Inc.	8,763	741,613
Quintiles Transnational Holdings, Inc. (a)(b)	3,717	301,300
St. Jude Medical, Inc.	8,106	646,535
Thermo Fisher Scientific, Inc.	24,962	3,970,456
		25,057,761

INDUSTRIALS: 10.6%
3M Co.	23,800	4,194,273
Delta Air Lines, Inc.	13,402	527,503
Emerson Electric Co.	5,468	298,061
Expeditors Intl. of Washington, Inc. (b)	12,396	638,642
FedEx Corp.	3,731	651,731
HD Supply Holdings, Inc. (a)	39,413	1,260,428
JB Hunt Transport Services, Inc.	2,335	189,462
Landstar System, Inc.	22,000	1,497,760
Owens Corning	1,802	96,209
Pitney Bowes, Inc.	4,396	79,831
Roper Technologies, Inc.	8,580	1,565,593
RR Donnelley & Sons, Co.	15,164	238,378
Ryder System, Inc.	27,874	1,838,290
Spirit AeroSystems Holdings, Inc., Class A (a)	26,057	1,160,579
Stanley Black & Decker, Inc.	26,500	3,258,970
United Parcel Service, Inc., Class B	22,251	2,433,369
Waste Management, Inc.	13,039	831,367
		20,760,446

INFORMATION TECHNOLOGY: 22.9%
Alphabet, Inc., Class A (a)	7,383	5,936,374
Alphabet, Inc., Class C (a)	1,456	1,131,736
Apple, Inc.	54,502	6,161,450
CA, Inc.	38,766	1,282,379
Cisco Systems, Inc.	48,849	1,549,490
Cognizant Technology Solutions, Class A (a)	31,811	1,517,703
Dell Technologies, Inc. (a)	5,637	269,449

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Facebook, Inc., Class A (a)	15,000	$1,924,050
Global Payments, Inc.	5,075	389,557
HP, Inc.	130,758	2,030,672
IBM	15,980	2,538,423
Ingram Micro, Inc., Class A	50,951	1,816,913
Intel Corp.	52,130	1,967,908
Intuit, Inc.	2,033	223,650
MasterCard, Inc., Class A	28,000	2,849,560
Microsoft Corp.	52,646	3,032,410
NVIDIA Corp. (b)	11,789	807,782
Oracle Corp.	23,974	941,699
QUALCOMM, Inc.	17,000	1,164,500
Red Hat, Inc. (a)	9,990	807,492
salesforce.com, Inc. (a)	10,208	728,137
Synopsys, Inc. (a)	14,737	874,641
Texas Instruments, Inc.	45,595	3,199,856
Visa, Inc., Class A (b)	16,335	1,350,905
Xerox Corp.	9,665	97,906
		44,594,642

MATERIALS: 2.6%
Air Products & Chemicals, Inc.	4,886	734,561
Bemis Co., Inc. (b)	15,156	773,108
Eastman Chemical Co.	11,329	766,747
PPG Industries, Inc.	3,574	369,409
Praxair, Inc.	14,788	1,786,833
Sonoco Products Co.	12,362	653,084
		5,083,742

REAL ESTATE: 3.1%
CBL & Associates Properties, Inc., REIT (b)	48,447	588,147
CBRE Group, Inc., Class A (a)	45,500	1,273,090
Equity Residential, REIT (b)	8,892	572,022
Hospitality Properties Trust, REIT	106,797	3,174,007
Host Hotels & Resorts, Inc., REIT (b)	18,641	290,240
Jones Lang LaSalle, Inc.	1,443	164,199
		6,061,705

TELECOMMUNICATION SERVICES: 4.6%
AT&T, Inc.	120,659	4,899,962
CenturyLink, Inc. (b)	8,309	227,916
Verizon Communications, Inc.	75,736	3,936,757
		9,064,635

Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
UTILITIES: 5.1%
American Water Works Co., Inc.	37,984	$2,842,722
Consolidated Edison, Inc. (b)	30,707	2,312,237
Dominion Resources, Inc.	9,769	725,544
Edison International	13,002	939,395
Eversource Energy	4,650	251,937
NextEra Energy, Inc.	17,833	2,181,333
PG&E Corp.	876	53,585
Pinnacle West Capital Corp.	7,636	580,260
		9,887,013

TOTAL COMMON STOCKS		194,314,484
(Cost $142,722,041)

TIME DEPOSIT: 0.4%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/16	$698,000	698,000
(Cost $698,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.5%
State Street Navigator Securities Lending Prime Portfolio	2,870,754	2,870,754
(Cost $2,870,754)

TOTAL INVESTMENTS: 101.4%		197,883,238
(Cost $146,290,795)

Payable upon return of securities loaned:- 1.5%		(2,870,754)

Other assets and liabilities - (Net): 0.1%		177,035

Net Assets: 100.0%		$195,189,519

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2016. The total market value of securities on loan as of September 30, 2016 was $16,048,428.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Mid Cap Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.3%
CONSUMER DISCRETIONARY: 13.8%
Aramark	75,000	$2,852,250
Cabela's, Inc. (a)	125,159	6,874,984
Carter's, Inc.	42,471	3,682,660
Genuine Parts Co.	20,000	2,009,000
Newell Brands, Inc.	73,403	3,865,402
Sally Beauty Holdings, Inc. (a)(c)	158,478	4,069,715
		23,354,011

CONSUMER STAPLES: 5.8%
ConAgra Foods, Inc.	70,000	3,297,700
Maple Leaf Foods, Inc.	145,200	3,332,423
US Foods Holding Corp. (a)	136,000	3,210,960
		9,841,083

ENERGY: 5.0%
Antero Resources Corp. (a)	122,300	3,295,985
Concho Resources, Inc. (a)	10,000	1,373,500
EQT Corp.	52,906	3,842,034
		8,511,519

FINANCIALS: 25.0% (b)
Alleghany Corp. (a)	12,977	6,813,185
Capitol Federal Financial, Inc.	478,107	6,726,965
Citizens Financial Group, Inc.	200,000	4,942,000
Investors Bancorp, Inc.	504,319	6,056,871
Legg Mason, Inc.	117,693	3,940,362
RenaissanceRe Holdings, Ltd.	54,534	6,552,805
White Mountains Insurance Group, Ltd.	6,000	4,980,000
Willis Towers Watson PLC	15,000	1,991,550
		42,003,738

HEALTH CARE: 5.6%
Brookdale Senior Living, Inc. (a)	255,000	4,449,750
Hologic, Inc. (a)	131,100	5,090,613
		9,540,363

INDUSTRIALS: 9.1%
Expeditors Intl. of Washington, Inc.	65,575	3,378,424
Lincoln Electric Holdings, Inc.	30,000	1,878,600
Masco Corp.	70,597	2,422,183

Schedule of Investments (Unaudited), continued
Pax Mid Cap Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Oshkosh Corp.	55,912	$3,131,072
Robert Half International, Inc.	45,000	1,703,700
Waste Management, Inc.	44,681	2,848,861
		15,362,840

INFORMATION TECHNOLOGY: 16.0%
Amdocs, Ltd.	77,000	4,454,449
ARRIS International PLC (a)	139,308	3,946,596
Check Point Software Technologies, Ltd. (a)	37,000	2,871,570
Citrix Systems, Inc. (a)	20,000	1,704,400
Fiserv, Inc. (a)	20,000	1,989,400
Genpact, Ltd. (a)	122,420	2,931,959
Ingram Micro, Inc., Class A	132,822	4,736,433
Syntel, Inc. (a)	103,477	4,336,721
		26,971,528

MATERIALS: 1.5%
Alcoa, Inc.	250,000	2,535,000
Valvoline, Inc. (a)(c)	1,000	23,490
		2,558,490

REAL ESTATE: 8.7%
Crown Castle International Corp., REIT	36,000	3,391,560
Equity Residential, REIT	22,892	1,472,642
Forest City Realty Trust, Inc., REIT	25,353	586,415
Jones Lang LaSalle, Inc.	23,500	2,674,065
Prologis, Inc., REIT	58,000	3,105,320
Weyerhaeuser Co., REIT	110,000	3,513,400
		14,743,402

UTILITIES: 5.8%
ONE Gas, Inc.	80,421	4,973,235
Spire, Inc.	76,720	4,890,133
		9,863,368

TOTAL COMMON STOCKS		162,750,342
(Cost $148,555,637)

TIME DEPOSIT: 4.2%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/16	$7,060,000	7,060,000
(Cost $7,060,000)

Schedule of Investments (Unaudited)
Pax Mid Cap Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 2.5%
State Street Navigator Securities Lending Prime Portfolio
(Cost $4,223,667)	4,223,667	$4,223,667

TOTAL INVESTMENTS: 103.0%		174,034,009
(Cost $159,839,304)

Payable upon return of securities loaned:- 2.5%		(4,223,667)

Other assets and liabilities - (Net):- 0.5%		(895,806)

Net Assets: 100.0%		$168,914,536

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.
(c)	Security or partial position of this security was on loan as of September 30, 2016. The total market value of securities on loan as of September 30, 2016 was $4,093,205.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Small Cap Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 95.0%
CONSUMER DISCRETIONARY: 14.7%
Cabela's, Inc. (a)(b)	314,821	$17,293,117
Carter's, Inc.	100,000	8,671,000
Gentex Corp.	880,000	15,452,800
Jamba, Inc. (a)	579,307	6,326,032
Metaldyne Performance Group, Inc.	536,295	8,500,276
Planet Fitness, Inc., Class A (a)	298,530	5,991,497
Sally Beauty Holdings, Inc. (a)(b)	545,000	13,995,600
Tailored Brands, Inc. (b)	544,330	8,545,981
WCI Communities, Inc. (a)(b)	800,000	18,976,000
		103,752,303

CONSUMER STAPLES: 5.4%
Maple Leaf Foods, Inc.	585,300	13,432,968
Performance Food Group Co. (a)	470,426	11,666,565
US Foods Holding Corp. (a)	557,537	13,163,449
		38,262,982

ENERGY: 1.9%
Antero Resources Corp. (a)(b)	500,000	13,475,000

FINANCIALS: 27.4% (c)
Alleghany Corp. (a)	29,000	15,225,580
Aspen Insurance Holdings, Ltd.	203,740	9,492,247
Beneficial Bancorp, Inc.	920,886	13,546,233
Capitol Federal Financial, Inc.	1,393,504	19,606,601
Charter Financial Corp.	401,997	5,177,721
FBR & Co.	260,832	3,453,416
HomeTrust Bancshares, Inc. (a)	785,590	14,533,415
Independent Bank Corp.	252,628	13,664,649
Investors Bancorp, Inc.	1,553,531	18,657,907
Kearny Financial Corp/MD	973,434	13,248,437
Legg Mason, Inc.	427,512	14,313,102
Meridian Bancorp, Inc.	977,542	15,220,329
RenaissanceRe Holdings, Ltd.	170,000	20,427,199
TheStreet, Inc. (b)	1,471,653	1,618,818
White Mountains Insurance Group, Ltd.	18,279	15,171,570
		193,357,224

Schedule of Investments (Unaudited)
Pax Small Cap Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
HEALTH CARE: 8.9%
Brookdale Senior Living, Inc. (a)	880,000	$15,356,000
ICON PLC (a)	140,647	10,881,858
Integra LifeSciences Holdings Corp. (a)	80,261	6,625,546
Ligand Pharmaceuticals, Inc. (a)(b)	126,049	12,864,561
Natus Medical, Inc. (a)(b)	430,000	16,894,700
		62,622,665

INDUSTRIALS: 15.2%
EMCOR Group, Inc.	300,000	17,886,000
ICF International, Inc. (a)	240,100	10,641,232
KLX, Inc. (a)	225,000	7,920,000
Korn/Ferry International	463,000	9,723,000
Lincoln Electric Holdings, Inc.	151,627	9,494,883
MRC Global, Inc. (a)	950,000	15,608,500
NN, Inc. (b)	360,000	6,570,000
Oshkosh Corp.	182,818	10,237,808
Thermon Group Holdings, Inc. (a)	568,206	11,222,069
WESCO International, Inc. (a)	122,452	7,529,573
		106,833,065

INFORMATION TECHNOLOGY: 12.6%
ARRIS International PLC (a)	528,553	14,973,906
Callidus Software, Inc. (a)	28,263	518,626
ExlService Holdings, Inc. (a)	215,000	10,715,600
Genpact, Ltd. (a)(b)	485,000	11,615,750
Ingram Micro, Inc., Class A	351,550	12,536,273
Progress Software Corp. (a)	356,838	9,705,994
Syntel, Inc. (a)	330,000	13,830,300
Verint Systems, Inc. (a)	373,689	14,061,917
Westell Technologies, Inc., Class A (a)	1,565,681	802,412
		88,760,778

MATERIALS: 1.7%
Kaiser Aluminum Corp.	140,326	12,136,796

REAL ESTATE: 4.4%
Life Storage, Inc., REIT	106,000	9,427,640
Physicians Realty Trust, REIT	488,117	10,514,040
Ryman Hospitality Properties, Inc., REIT	145,048	6,985,512
Terreno Realty Corp., REIT	150,000	4,126,500
		31,053,692

Schedule of Investments (Unaudited)
Pax Small Cap Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
UTILITIES: 2.8%
ONE Gas, Inc.	86,303	$5,336,978
Unitil Corp.	365,000	14,256,900
		19,593,878

TOTAL COMMON STOCKS		669,848,383
(Cost $646,656,770)

TIME DEPOSIT: 5.9%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/16	$41,250,000	41,250,000
(Cost $41,250,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 2.0%
State Street Navigator Securities Lending Prime Portfolio	13,921,046	13,921,046
(Cost $13,921,046)

TOTAL INVESTMENTS: 102.9%		725,019,429
(Cost $701,827,816)

Payable upon return of securities loaned - (Net): -2.0%		(13,921,046)

Other assets and liabilities - (Net): -0.9%		(6,239,579)

Net Assets: 100.0%		$704,858,804

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2016. The total market value of securities on loan as of September 30, 2016 was $41,786,081.
(c)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 46.2%
CONSUMER DISCRETIONARY: 3.2%
Amazon.com, Inc. (a)	24,507	$20,519,956
Mohawk Industries, Inc. (a)	30,000	6,010,200
NIKE, Inc., Class B	130,000	6,844,500
Ross Stores, Inc.	160,000	10,288,000
Time Warner, Inc.	226,616	18,040,900
		61,703,556

CONSUMER STAPLES: 5.4%
Estee Lauder Cos, Inc., The, Class A	245,812	21,769,111
General Mills, Inc.	280,400	17,911,952
Molson Coors Brewing Co.	110,000	12,078,000
PepsiCo, Inc.	225,000	24,473,250
Procter & Gamble Co., The	235,000	21,091,250
Whole Foods Market, Inc. (d)	200,000	5,670,000
		102,993,563

ENERGY: 3.7%
EOG Resources Inc	130,000	12,572,300
Occidental Petroleum Corp.	344,800	25,142,816
Pioneer Natural Resources Co.	124,000	23,020,600
Schlumberger, Ltd.	120,000	9,436,800
		70,172,516

FINANCIALS: 5.9%
Bank of New York Mellon Corp., The	421,300	16,801,444
Charles Schwab Corp., The	540,000	17,047,800
Chubb, Ltd.	245,900	30,897,335
Citigroup, Inc.	340,000	16,058,200
First Republic Bank (d)	123,200	9,499,952
Goldman Sachs Group, Inc., The	77,500	12,498,425
US Bancorp	250,000	10,722,500
		113,525,656

HEALTH CARE: 8.3%
Becton Dickinson & Co.	100,000	17,973,000
Biogen, Inc. (a)	25,500	7,982,265
Celgene Corp. (a)	180,000	18,815,400
Gilead Sciences, Inc.	120,000	9,494,400
Johnson & Johnson	290,000	34,257,700
Merck & Co., Inc.	355,000	22,155,550
Thermo Fisher Scientific, Inc.	135,000	21,473,100
Zoetis, Inc.	500,145	26,012,541
		158,163,956

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
INDUSTRIALS: 4.5%
3M Co.	80,000	$14,098,400
IngersollRand PLC	275,783	18,736,697
Stanley Black & Decker, Inc.	173,303	21,312,803
United Parcel Service, Inc., Class B	135,000	14,763,600
Waste Management, Inc.	260,000	16,577,600
		85,489,100

INFORMATION TECHNOLOGY: 9.9%
Alphabet, Inc., Class A (a)	30,500	24,523,830
Alphabet, Inc., Class C (a)	30,549	23,745,431
Apple, Inc.	332,500	37,589,126
Cisco Systems, Inc.	362,000	11,482,640
Cognizant Technology Solutions, Class A (a)	26,188	1,249,429
Facebook, Inc., Class A (a)	80,000	10,261,600
Microsoft Corp.	640,786	36,909,274
QUALCOMM, Inc.	390,000	26,715,000
Visa, Inc., Class A (d)	190,000	15,713,000
		188,189,330

MATERIALS: 0.7%
Ecolab, Inc.	104,200	12,683,224

REAL ESTATE: 2.9%
American Tower Corp., REIT	328,100	37,183,573
Crown Castle International Corp., REIT	190,000	17,899,900
		55,083,473

TELECOMMUNICATION SERVICES: 0.9%
AT&T, Inc.	425,700	17,287,677

UTILITIES: 0.8%
Eversource Energy	296,105	16,042,969

TOTAL COMMON STOCKS		881,335,020
(Cost $719,723,552)

AFFILIATED INVESTMENT COMPANIES: 17.5%
Pax Mid Cap Fund (f)	15,982,093	168,611,082
Pax MSCI International ESG Index Fund (f)	20,747,844	164,530,405
(Cost $332,833,783)		333,141,487

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 32.4%
COMMUNITY INVESTMENT NOTES: 0.2%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	$3,000,000
CINI Investment Note, 2.000%, 11/01/17 (b)(g)	265,516	255,984
Envest Microfinance Fund, LLC, 4.000%, 09/15/20	100,000	100,000

TOTAL COMMUNITY INVESTMENT NOTES		3,355,984
(Cost $3,365,516)

CORPORATE BONDS: 9.5%
CONSUMER DISCRETIONARY: 0.7%
Marriott International, Inc., 3.250%, 09/15/22	3,000,000	3,148,086
MGM Resorts International, 4.625%, 09/01/26	2,000,000	1,960,000
Newell Brands, Inc., 2.050%, 12/01/17	170,000	171,233
Ross Stores, Inc., 3.375%, 09/15/24	3,000,000	3,192,921
Time Warner Cable, Inc., 6.750%, 07/01/18	1,000,000	1,087,012
TJX Cos, Inc./The, 2.250%, 09/15/26	1,000,000	984,983
Walt Disney Co., The, 3.750%, 06/01/21	3,026,000	3,323,047
		13,867,282

CONSUMER STAPLES: 0.8%
Campbell Soup Co., 3.300%, 03/19/25	3,000,000	3,183,441
CocaCola Refreshments USA, Inc., 6.750%, 09/15/28	1,000,000	1,388,629
General Mills, Inc., 5.650%, 02/15/19	2,500,000	2,739,788
Kellogg Co., 4.150%, 11/15/19	2,000,000	2,155,336
KimberlyClark Corp., 2.650%, 03/01/25	2,000,000	2,080,734
Mondelez International, Inc., 6.125%, 08/23/18	2,000,000	2,167,874
PepsiCo, Inc., 2.750%, 04/30/25	1,000,000	1,040,706
		14,756,508

ENERGY: 0.8%
AmeriGas Partners LP / Finance Corp., 5.875%, 08/20/26	1,000,000	1,062,500
Antero Midstream Partners LP, 144A, 5.375%, 09/15/24 (c)	1,000,000	1,015,000
ConocoPhillips Co., 2.875%, 11/15/21	3,000,000	3,085,716
Hess Corp, 3.500%, 07/15/24 (d)	2,000,000	1,968,856
Noble Energy, Inc., 3.900%, 11/15/24 (d)	2,000,000	2,043,256
Occidental Petroleum Corp., 3.500%, 06/15/25	2,000,000	2,131,736
ONEOK Partners, LP, 8.625%, 03/01/19	2,000,000	2,269,748
Sabine Pass Liquefaction LLC, 144A, 5.000%, 03/15/27 (c)(d)	1,000,000	1,027,500
		14,604,312

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS: 4.2%
Ally Financial, Inc., 3.250%, 11/05/18	$2,000,000	$2,015,000
American Express Co., 7.000%, 03/19/18	1,000,000	1,079,040
Asian Development Bank, 2.125%, 03/19/25	2,000,000	2,057,568
Bank of America Corp., 1.350%, 11/21/16	1,950,000	1,951,244
Bank of America Corp., 1.950%, 05/12/18	3,000,000	3,017,808
Bank of New York Mellon Corp/The, 2.450%, 08/17/26	1,000,000	995,182
BlackRock, Inc., 3.375%, 06/01/22	2,350,000	2,527,204
Citigroup, Inc., 3.400%, 05/01/26	3,000,000	3,105,864
Digital Realty Trust LP, REIT, 3.950%, 07/01/22	1,750,000	1,857,147
Discover Bank, 3.200%, 08/09/21 (c)	3,000,000	3,098,481
Discover Bank, 4.250%, 03/13/26	1,300,000	1,391,826
Fifth Third Bank, 2.250%, 06/14/21	1,000,000	1,017,367
Ford Motor Credit Co., LLC, 1.886%, 11/20/18	3,000,000	2,997,066
Ford Motor Credit Co., LLC, 1.675%, 03/12/19 (c)	1,000,000	1,001,594
Ford Motor Credit Co., LLC, 8.125%, 01/15/20	2,000,000	2,363,736
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	2,000,000	2,249,196
Goldman Sachs Group, Inc., The, 1.952%, 04/30/18	4,000,000	4,037,224
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37 (d)	2,000,000	2,554,480
ING Bank NV, 144A, 2.000%, 11/26/18 (c)	2,000,000	2,013,978
International Bank for Reconstruction & Development, 0.625%, 07/12/17	2,000,000	2,002,464
International Bank for Reconstruction & Development, 2.125%, 03/03/25	4,000,000	4,119,448
International Finance Corp., 2.000%, 09/15/24	3,000,000	3,020,703
JPMorgan Chase & Co, 2.950%, 10/01/26	2,000,000	2,007,766
Morgan Stanley, 1.918%, 04/25/18	4,000,000	4,047,160
Morgan Stanley, 3.100%, 11/09/18	1,177,000	1,187,892
Morgan Stanley, 2.200%, 12/07/18	2,000,000	2,021,998
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,032,074
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,154,752
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,303,352
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	1,018,335
State Street Corp., 4.956%, 03/15/18	2,010,000	2,099,127
Toyota Motor Credit Corp., 4.250%, 01/11/21	1,480,000	1,632,804
Toyota Motor Credit Corp., 1.900%, 04/08/21	500,000	504,512
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	1,059,496
US Bancorp, 1.950%, 11/15/18	2,064,000	2,090,840
Wells Fargo & Co., 2.600%, 07/22/20 (d)	3,000,000	3,062,526
Wells Fargo & Co., 3.000%, 04/22/26 (d)	1,000,000	1,010,655
Wells Fargo Bank NA, 1.442%, 01/22/18 (c)	1,000,000	1,004,837
		79,711,746

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE: 0.8%
Becton Dickinson & Co., 3.250%, 11/12/20	$2,000,000	$2,104,570
Becton Dickinson & Co., 7.000%, 08/01/27	2,250,000	3,019,372
Care Capital Properties LP, 144A, 5.125%, 08/15/26 (c)	2,000,000	2,003,508
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,154,970
Gilead Sciences, Inc., 3.700%, 04/01/24	2,000,000	2,155,108
HCA, Inc., 4.500%, 02/15/27 (d)	1,500,000	1,513,125
Merck & Co., Inc., 2.350%, 02/10/22	2,000,000	2,059,372
		15,010,025

INDUSTRIALS: 0.7%
CSX Corp., 7.375%, 02/01/19	2,000,000	2,265,020
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,373,493
IngersollRand Co., 6.443%, 11/15/27	2,000,000	2,456,568
Ryder System, Inc., 2.500%, 05/11/20	2,000,000	2,027,572
SolarCity Corp., 4.700%, 05/29/25	2,000,000	2,094,520
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,057,973
Waste Management, Inc., 2.900%, 09/15/22	2,500,000	2,627,175
		13,902,321

INFORMATION TECHNOLOGY: 1.0%
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,265,955
Apple, Inc., 2.850%, 05/06/21	4,000,000	4,218,060
CA, Inc., 5.375%, 12/01/19	3,000,000	3,315,459
Cisco Systems, Inc., 1.342%, 03/01/19 (d)	2,000,000	2,013,850
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,486,872
eBay, Inc., 3.800%, 03/09/22	2,000,000	2,141,340
Microsoft Corp., 2.400%, 08/08/26	1,000,000	1,002,127
NetApp, Inc., 3.250%, 12/15/22	671,000	687,879
NVIDIA Corp., 2.200%, 09/16/21	1,000,000	1,004,197
		18,135,739

MATERIALS: 0.2%
LyondellBasell Industries NV, 6.000%, 11/15/21	2,000,000	2,342,542
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,038,978
		4,381,520

TELECOMMUNICATION SERVICES: 0.1%
Verizon Communications, Inc., 3.500%, 11/01/24 (d)	2,500,000	2,671,258

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
CORPORATE BONDS, continued
UTILITIES: 0.2%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	$1,000,000	$1,020,093
Southern Power Co., 4.150%, 12/01/25	2,000,000	2,157,756
		3,177,849

TOTAL CORPORATE BONDS
(Cost $173,954,952)		180,218,560

U.S. GOVERNMENT AGENCY BONDS: 1.1%
FEDERAL FARM CREDIT BANK (AGENCY): 0.5%
1.120%, 08/20/18	4,000,000	4,000,020
1.140%, 09/04/18	3,500,000	3,498,072
1.875%, 03/02/22	2,000,000	2,000,836
		9,498,928

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.2%
1.000%, 10/28/19	3,000,000	3,000,453
2.375%, 03/12/21	1,000,000	1,049,538
		4,049,991

FANNIE MAE (AGENCY): 0.4%
1.050%, 05/25/18	3,000,000	2,999,166
1.000%, 12/20/18	4,000,000	3,996,576
		6,995,742

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $20,456,210)		20,544,661

GOVERNMENT BONDS: 0.3%
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,343,645
(Cost $4,991,156)

MUNICIPAL BONDS: 1.8%
American Municipal Power, Inc., 6.973%, 02/15/24	2,000,000	2,529,680
City of Napa CA Solid Waste Revenue, 2.890%, 08/01/31	1,500,000	1,502,355
City of San Francisco CA Public Utilites Commission, 6.000%, 11/01/40	2,815,000	3,740,713
Commonwealth of Massachusetts, 4.200%, 12/01/21	2,000,000	2,220,440
Dallas Independent School District, 6.450%, 02/15/35	1,000,000	1,196,780
Kentucky State Property & Building Commission, 5.373%, 11/01/25	2,000,000	2,322,840
Long Island Power Authority, 3.983%, 09/01/25	2,000,000	2,185,220

Schedule of Investments (Unaudited), continued
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MUNICIPAL BONDS, continued
Metropolitan Water Reclamation District of Greater Chicago, 4.000%, 12/01/36	$1,000,000	$1,013,900
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,500,000	2,795,050
New York City Transitional Finance Authority, 3.190%, 08/01/25	2,000,000	2,106,680
New York City Transitional Finance Authority, 4.100%, 11/01/27	2,550,000	2,813,339
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,389,407
State Board of Administration Finance Corp., Ser A, 2.995%, 07/01/20	1,000,000	1,052,060
State of California, 5.000%, 10/01/28	3,000,000	3,762,089
University of California, 4.059%, 05/15/31	2,800,000	3,084,508
University of Massachusetts Building Authority, 6.573%, 05/01/39	1,800,000	1,995,426

TOTAL MUNICIPAL BONDS
(Cost $34,476,646)		35,710,487

U.S. TREASURY NOTES: 10.1%
0.625%, 02/15/17	905,000	905,928
0.125%, 04/15/18 (TIPS)	1,020,278	1,031,665
1.500%, 05/31/19	5,000,000	5,084,275
1.750%, 09/30/19	8,000,000	8,200,624
3.375%, 11/15/19	5,000,000	5,376,365
3.625%, 02/15/20	2,000,000	2,175,430
1.375%, 02/29/20	3,000,000	3,039,669
1.250%, 07/15/20 (TIPS)	4,414,040	4,718,419
1.375%, 09/30/20	3,000,000	3,036,210
1.375%, 10/31/20	3,000,000	3,035,448
1.625%, 11/30/20	3,000,000	3,065,331
1.125%, 02/28/21	3,000,000	3,002,343
1.125%, 06/30/21	13,000,000	12,986,545
2.125%, 09/30/21	10,000,000	10,450,000
2.000%, 10/31/21	3,000,000	3,117,774
2.000%, 11/15/21	3,000,000	3,117,597
1.375%, 06/30/23	15,000,000	14,975,970
0.375%, 07/15/23 (TIPS)	2,068,260	2,145,059
2.375%, 08/15/24 (d)	39,000,000	41,559,375
0.625%, 01/15/26 (TIPS)	3,038,490	3,197,360
1.625%, 02/15/26	5,000,000	5,009,670
1.625%, 05/15/26	12,000,000	12,018,276
6.250%, 05/15/30	4,000,000	6,176,640
4.500%, 02/15/36 (d)	9,000,000	12,670,137
4.375%, 11/15/39	4,000,000	5,579,688
3.125%, 08/15/44	15,000,000	17,510,160

TOTAL U.S. TREASURY NOTES
(Cost $185,078,808)		193,185,958

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES: 9.4%
GINNIE MAE (MORTGAGE BACKED): 1.1%
2.000%, 11/20/33	$1,643,155	$1,704,161
2.125%, 05/20/34	1,783,505	1,856,016
1.875%, 08/20/34	975,142	1,015,896
2.125%, 04/20/35	1,683,305	1,751,497
1.875%, 07/20/35	1,318,062	1,373,932
6.000%, 01/15/38	446,554	531,525
3.020%, 09/15/41	2,000,000	2,054,651
2.125%, 06/20/43	1,591,002	1,637,744
4.000%, 02/20/45	1,244,693	1,334,719
3.458%, 05/16/53	2,475,267	2,644,616
2.900%, 10/16/53	1,984,985	2,030,384
2.572%, 03/16/55	2,624,349	2,668,292
		20,603,433

FREDDIE MAC (MORTGAGE-BACKED): 2.1%
2.313%, 03/25/20	4,000,000	4,120,561
3.062%, 12/25/24	2,250,000	2,434,694
3.000%, 11/01/26	1,537,714	1,616,242
3.500%, 06/01/28	1,529,503	1,620,229
3.000%, 11/01/28	1,640,764	1,726,019
3.500%, 01/01/29	1,355,782	1,438,885
4.000%, 08/01/31	1,840,846	1,992,864
3.000%, 07/01/33	2,386,035	2,531,193
3.500%, 01/01/34	2,221,381	2,371,343
3.500%, 03/01/35	1,656,570	1,761,472
2.549%, 12/01/35	1,004,123	1,063,309
2.625%, 01/01/38	1,111,955	1,175,437
5.500%, 10/01/39	594,648	669,240
2.644%, 12/01/39	2,436,655	2,571,620
3.500%, 01/01/41	1,288,663	1,364,453
3.000%, 01/15/42	1,946,000	1,962,206
3.500%, 04/01/42	1,756,265	1,875,637
2.437%, 01/01/43	2,889,391	2,964,726
4.000%, 08/01/44	1,822,575	1,984,430
3.500%, 02/01/45	2,450,096	2,643,223
		39,887,783

FANNIE MAE (MORTGAGE BACKED): 5.6%
3.500%, 01/01/26	1,159,214	1,231,216
3.500%, 02/01/26	938,972	991,367
2.480%, 08/01/26	2,000,000	2,045,734
2.270%, 09/01/26	2,000,000	2,009,734

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED), continued
4.000%, 10/01/26	$1,649,032	$1,761,597
3.000%, 11/01/26	2,481,675	2,613,228
3.500%, 12/01/26	1,760,337	1,866,514
2.500%, 03/01/27	1,280,445	1,327,883
2.500%, 06/01/27	3,890,210	4,037,243
2.500%, 09/01/27	1,727,403	1,791,462
2.500%, 12/01/27	2,549,959	2,644,525
3.000%, 09/01/28	2,400,418	2,523,035
4.000%, 01/01/31	1,568,833	1,699,793
4.000%, 02/01/31	888,186	962,344
4.000%, 01/01/32	1,531,694	1,690,267
2.638%, 03/01/34	2,620,382	2,767,782
4.500%, 04/01/34	2,072,579	2,286,812
4.000%, 05/01/34	1,504,523	1,638,889
2.805%, 07/01/34	914,782	965,372
3.500%, 07/01/35	2,583,816	2,747,195
3.000%, 09/01/35	2,705,568	2,840,358
2.373%, 10/01/35	1,839,978	1,911,605
4.000%, 07/01/36	1,978,708	2,152,196
2.600%, 09/01/37	2,304,560	2,418,848
2.614%, 09/01/39	2,323,872	2,443,614
6.000%, 06/01/40	1,071,131	1,251,839
5.000%, 06/01/40	1,746,917	1,976,391
3.500%, 12/01/40	1,944,572	2,060,689
4.000%, 01/01/41	2,120,861	2,279,444
4.000%, 02/01/41	1,558,032	1,688,002
4.500%, 03/01/41	1,907,877	2,094,199
3.500%, 10/01/41	1,776,523	1,910,197
3.000%, 03/01/42	1,852,519	1,929,046
2.718%, 04/01/42	1,513,525	1,567,827
3.500%, 07/01/42	2,171,210	2,316,383
2.062%, 09/01/42	1,385,069	1,455,835
3.000%, 06/01/43	1,511,022	1,578,011
2.772%, 09/01/43	2,261,236	2,349,403
3.073%, 08/01/44	1,918,170	2,002,092
4.000%, 01/01/45	1,971,837	2,119,277
3.500%, 04/01/45	1,656,496	1,748,568
4.000%, 06/01/45	2,455,958	2,681,772
3.500%, 08/01/45	4,764,228	5,107,710
4.000%, 09/01/45	2,705,428	2,933,892

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE, continued
3.500%, 10/01/45	$2,807,415	$2,981,144
4.000%, 10/01/45	4,324,227	4,650,896
4.000%, 11/01/45	2,727,105	2,938,082
3.500%, 06/01/46	1,959,829	2,092,501
3.000%, 06/01/46	1,970,399	2,050,367
		107,132,180

COMMERCIAL MORTGAGE-BACKED: 0.6%
FREMF Mortgage Trust, 144A, 5.630%, 04/25/20 (c)	3,264,000	3,612,111
FREMF Mortgage Trust, 144A, 5.341%, 02/25/47 (c)	3,300,000	3,695,710
FREMF Mortgage Trust, 144A, 4.767%, 01/25/48 (c)	2,986,504	3,258,430
		10,566,251

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $175,171,473)		178,189,647

TOTAL BONDS
(Cost $597,494,761)		616,548,942

CERTIFICATES OF DEPOSIT: 0.0% (h)
Hope Community Credit Union, 1.300%, 05/07/17	100,000	100,000
Urban Partnership Bank, 0.030%, 07/01/17	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT		348,000
(Cost $348,000)

MONEY MARKET: 0.0% (h)
Self Help Credit Union Money Market Account	421,571	421,571
(Cost $421,571)

TIME DEPOSIT: 3.5%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/16	66,739,000	66,739,000
(Cost $66,739,000)

Schedule of Investments (Unaudited)
Pax Balanced Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITEIS LENDING: 0.3%
State Street Navigator Securities Lending Prime Portfolio	5,750,200	$5,750,200
(Cost $5,750,200)

TOTAL INVESTMENTS: 99.9%
(Cost $1,723,310,867)		1,904,284,220

Payable upon return of securities loaned:- 0.3%		(5,750,200)

Other assets and liabilities - (Net): 0.4%		7,184,851

Net Assets: 100.0%		$1,905,718,871

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Security or partial position of this security was on loan as of September 30, 2016. The total market value of securities on loan as of September 30, 2016 was $35,613,071.
(e)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(f)	Institutional Class shares.
(g)	Illiquid security.
(h)	Rounds to less than 0.05%.
LP - Limited Partnership
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Securities

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
AT&T, Inc.
expires January 2017, exercise price $37.00	156	$(59,670)

TOTAL WRITTEN CALL OPTIONS		$(59,670)
(Premiums Received $16,068)

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.8%
AUSTRALIA: 9.4%
AGL Energy, Ltd.	44,043	$644,803
Amcor, Ltd.	127,884	1,489,503
AMP, Ltd.	192,057	780,783
APA Group	90,306	591,645
Australia & New Zealand Banking Group, Ltd	223,613	4,763,300
Bendigo & Adelaide Bank, Ltd.	37,379	310,014
Brambles, Ltd.	125,975	1,161,179
Caltex Australia, Ltd.	35,117	928,449
Commonwealth Bank of Australia	182,741	10,190,221
Dexus Property Group, REIT	31,189	219,214
Goodman Group, REIT	149,592	838,416
GPT Group, The, REIT	351,695	1,369,518
Insurance Australia Group, Ltd.	206,517	869,741
LendLease Group	41,629	451,112
Macquarie Group, Ltd.	25,673	1,623,675
Mirvac Group, REIT	418,144	720,878
National Australia Bank, Ltd.	202,618	4,355,471
Newcrest Mining, Ltd. (a)	65,696	1,108,957
Ramsay Health Care, Ltd.	20,901	1,271,799
Stockland, REIT	313,949	1,149,813
Sydney Airport	224,404	1,202,821
Transurban Group	174,731	1,527,028
Wesfarmers, Ltd.	89,990	3,050,761
Westpac Banking Corp.	258,076	5,871,785
Woodside Petroleum, Ltd.	80,928	1,794,396
		48,285,282

AUSTRIA: 0.1%
OMV AG	19,436	559,602

BELGIUM: 0.3%
Colruyt SA	9,278	515,259
KBC Groep NV (a)	16,297	951,351
Umicore SA	5,735	360,095
		1,826,705

DENMARK: 2.3%
Novo Nordisk A/S, Class B	183,343	7,641,496
Novozymes A/S, Class B	15,396	679,054

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
DENMARK, continued
Pandora A/S	10,873	$1,316,933
Vestas Wind Systems A/S	25,814	2,132,327
		11,769,810

FINLAND: 0.1%
Wartsila OYJ Abp	11,548	519,877

FRANCE: 8.6%
Accor SA	18,680	741,209
Air Liquide SA	29,173	3,128,409
Atos SE	15,400	1,657,942
AXA SA	126,213	2,683,560
Bouygues SA	17,618	584,271
Bureau Veritas SA	100,963	2,166,162
Capgemini SA	20,795	2,038,812
Carrefour SA	41,419	1,073,925
Christian Dior SE	4,591	823,381
Cie de Saint-Gobain	51,790	2,240,951
Danone SA	47,386	3,518,543
Essilor International SA	31,117	4,013,952
Gecina SA, REIT	2,219	349,691
Kering	6,462	1,303,921
Legrand SA	24,581	1,449,027
L'Oreal SA	28,670	5,418,897
Natixis SA	58,580	273,327
Renault SA	19,021	1,564,842
Rexel SA	56,455	864,798
Schneider Electric SE	45,776	3,184,352
Societe BIC SA	3,046	450,349
Suez	28,167	465,466
Technip SA	7,146	439,295
Unibail-Rodamco SE, REIT	6,791	1,831,076
Vivendi SA	94,085	1,898,866
		44,165,024

GERMANY: 7.3%
adidas AG	15,629	2,718,264
Allianz SE	29,742	4,419,961
BASF SE	74,832	6,407,509
Bayerische Motoren Werke AG	26,638	2,242,791
Beiersdorf AG	7,057	666,131
Deutsche Boerse AG	12,480	974,613
Deutsche Post AG	69,456	2,174,560

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
GERMANY, continued
Fraport AG Frankfurt Airport Svc Worldwide	5,735	$313,877
GEA Group AG	22,334	1,241,702
HeidelbergCement AG	17,128	1,619,825
Henkel AG & Co. KGaA	9,128	1,064,634
Merck KGaA	21,306	2,298,167
METRO AG	25,626	762,777
Muenchener Rueckversicherungs AG	11,634	2,172,833
ProSiebenSat.1 Media SE	16,772	719,102
SAP SE	75,330	6,889,101
TUI AG	48,701	692,037
		37,377,884

HONG KONG: 2.1%
BOC Hong Kong Holdings Ltd	293,557	998,798
CLP Holdings, Ltd.	167,500	1,734,807
Hang Seng Bank, Ltd.	57,400	1,030,403
Hong Kong & China Gas Co., Ltd.	462,440	878,079
Hong Kong Exchanges and Clearing, Ltd.	119,106	3,152,180
Li & Fung, Ltd.	1,502,000	773,934
MTR Corp. Ltd.	145,186	802,301
Swire Pacific, Ltd., Class A	94,000	1,018,043
Swire Properties Ltd	78,400	230,587
		10,619,132

IRELAND: 0.6%
CRH PLC	59,128	1,963,403
Kerry Group PLC, Class A	13,927	1,160,225
		3,123,628

ISRAEL: 0.3%
Bank Hapoalim BM	311,377	1,768,048

ITALY: 1.2%
Assicurazioni Generali SpA	72,871	889,313
CNH Industrial NV	92,539	662,621
Intesa Sanpaolo SpA	812,593	1,804,041
Snam SpA	386,996	2,145,840
Terna Rete Elettrica Nazionale	148,293	764,383
		6,266,198

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN: 24.5%
Aeon Co., Ltd.	61,000	$902,523
AEON Financial Service Co., Ltd.	12,200	213,551
Aisin Seiki Co., Ltd.	17,100	783,413
Ajinomoto Co., Inc.	48,000	1,070,229
Asahi Glass Co., Ltd.	123,000	795,312
Asahi Kasei Corp.	110,000	876,608
Asics Corp.	15,800	318,343
Astellas Pharma, Inc.	145,700	2,275,697
Benesse Holdings, Inc.	10,200	260,521
Casio Computer Co., Ltd.	18,300	256,218
Central Japan Railway Co.	11,300	1,934,616
Chugai Pharmaceutical Co., Ltd.	22,600	816,858
Dai Nippon Printing Co., Ltd.	88,000	863,248
Daikin Industries, Ltd.	19,000	1,773,000
Daiwa House Industry Co., Ltd.	78,700	2,159,896
Denso Corp.	25,500	1,017,566
Dentsu, Inc.	17,400	885,620
East Japan Railway Co.	24,900	2,247,574
Eisai Co., Ltd.	19,200	1,200,835
Fast Retailing Co., Ltd.	3,900	1,255,895
Fuji Heavy Industries, Ltd.	46,600	1,748,408
Fujitsu, Ltd.	158,000	850,296
Hitachi Chemical Co., Ltd.	16,400	376,821
Hitachi Construction Machinery Co., Ltd.	17,700	352,957
Honda Motor Co., Ltd.	120,600	3,480,550
Inpex Corp.	46,100	419,163
Kajima Corp.	113,000	790,760
Kao Corp.	40,000	2,261,521
KDDI Corp.	149,300	4,625,613
Keio Corp.	41,000	358,536
Keyence Corp.	4,300	3,150,563
Kikkoman Corp.	18,000	576,483
Kobe Steel, Ltd.	26,400	239,446
Komatsu, Ltd.	81,500	1,869,545
Konica Minolta, Inc.	54,800	464,063
Kubota Corp.	88,000	1,331,925
Kyocera Corp.	33,900	1,629,006
Lawson, Inc.	3,900	308,088
Marui Group Co., Ltd.	17,100	225,887
Mazda Motor Corp.	42,700	655,093
Mitsubishi Corp.	127,900	2,915,615
Mitsubishi Electric Corp.	187,000	2,396,724
Mitsubishi Materials Corp.	11,400	311,817

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN, continued
Mitsubishi UFJ Lease & Finance Co., Ltd.	54,900	$251,932
Mitsui Fudosan Co., Ltd.	109,000	2,318,910
Mitsui OSK Lines, Ltd.	127,000	295,325
Mizuho Financial Group, Inc.	2,175,900	3,667,345
Murata Manufacturing Co., Ltd.	16,600	2,166,849
NEC Corp.	223,000	575,169
NGK Insulators, Ltd.	32,000	664,978
NGK Spark Plug Co., Ltd.	16,100	284,492
Nikon Corp.	32,900	491,337
Nippon Telegraph & Telephone Corp.	53,500	2,446,874
Nissan Motor Co., Ltd.	202,700	1,988,258
Nitto Denko Corp.	13,400	870,274
NSK, Ltd.	40,900	419,338
NTT DOCOMO, Inc.	101,700	2,583,485
Obayashi Corp.	75,000	743,908
Omron Corp.	18,700	673,105
Oriental Land Co., Ltd./Japan	17,600	1,071,801
Osaka Gas Co., Ltd.	60,000	251,653
Panasonic Corp.	167,300	1,673,260
Resona Holdings, Inc.	735,100	3,091,537
Santen Pharmaceutical Co., Ltd.	241,800	3,570,508
Secom Co., Ltd.	18,500	1,381,474
Sekisui House, Ltd.	52,200	889,314
Seven & i Holdings Co., Ltd.	53,000	2,505,589
Shimadzu Corp.	32,000	488,369
Shimizu Corp.	64,000	572,000
Shin-Etsu Chemical Co., Ltd.	32,600	2,274,593
Sompo Japan Nipponkoa Holdings, Inc.	29,500	874,303
Sony Corp.	104,100	3,448,894
Stanley Electric Co., Ltd.	11,800	319,046
Sumitomo Chemical Co., Ltd.	86,000	382,133
Sumitomo Corp.	97,100	1,086,999
Sumitomo Electric Industries, Ltd.	59,600	842,548
Sumitomo Metal Mining Co., Ltd.	60,000	828,705
Sumitomo Mitsui Financial Group	115,400	3,898,166
Sumitomo Mitsui Trust Holdings Inc	21,100	689,371
Suzuken Co., Ltd./Aichi Japan	14,400	475,495
Sysmex Corp.	14,700	1,090,644
T&D Holdings, Inc.	261,600	2,951,136
Takeda Pharmaceutical Co., Ltd.	57,600	2,760,745
TDK Corp.	13,100	877,688
Teijin, Ltd.	16,000	310,401
Toho Gas Co., Ltd.	57,000	533,759

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
JAPAN, continued
Tokyo Electron, Ltd.	17,500	$1,546,719
Tokyo Gas Co., Ltd.	181,000	805,272
Tokyu Corp.	316,000	2,410,548
Toray Industries, Inc.	136,000	1,324,572
TOTO, Ltd.	19,700	744,799
Toyota Industries Corp.	15,200	705,532
Yakult Honsha Co., Ltd.	6,700	302,818
Yamada Denki Co., Ltd.	862,500	4,278,062
Yamaha Corp.	18,600	602,107
Yamaha Motor Co., Ltd.	22,300	450,534
		125,999,076

LUXEMBOURG: 0.2%
SES SA	26,718	656,056
Tenaris SA	41,663	593,417
		1,249,473

NETHERLANDS: 6.2%
Aegon NV	130,485	497,725
Akzo Nobel NV	20,816	1,407,991
ASML Holding NV	29,205	3,200,601
Gemalto NV	12,967	830,785
ING Groep NV	700,626	8,649,654
Koninklijke Ahold Delhaize NV	114,600	2,610,122
Koninklijke DSM NV	25,058	1,692,301
Koninklijke KPN NV	230,314	764,121
Koninklijke Philips NV	92,782	2,745,376
NN Group NV	24,805	761,524
RELX NV	69,410	1,241,521
Unilever NV	125,908	5,800,984
Wolters Kluwer NV	34,208	1,462,432
		31,665,137

NEW ZEALAND: 0.2%
Auckland International Airport, Ltd.	167,786	899,303

NORWAY: 0.8%
DNB ASA	107,452	1,412,644
Norsk Hydro ASA	140,922	609,314
Statoil ASA	78,423	1,316,587
Telenor ASA	46,202	794,485
		4,133,030

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
PORTUGAL: 0.3%
EDP - Energias de Portugal SA	182,333	$611,910
Galp Energia SGPS SA	60,311	823,962
		1,435,872

SINGAPORE: 1.9%
Ascendas Real Estate Investmen, REIT	173,000	320,307
CapitaLand, Ltd.	204,200	482,069
City Developments, Ltd.	434,500	2,906,113
DBS Group Holdings, Ltd.	188,749	2,141,705
Keppel Corp., Ltd.	110,700	440,588
Singapore Press Holdings, Ltd.	265,300	743,527
Singapore Telecommunications, Ltd.	932,800	2,728,338
		9,762,647

SPAIN: 3.2%
Amadeus IT Holding SA, Class A	69,635	3,475,684
Banco Bilbao Vizcaya Argentaria SA	417,405	2,525,533
Banco de Sabadell SA	420,253	538,399
CaixaBank SA	160,829	406,416
Distribuidora Internacional d Alimentacion	61,020	377,863
Enagas SA	17,069	513,474
Ferrovial SA	32,190	685,414
Iberdrola SA	412,331	2,803,603
Industria de Diseno Textil SA	80,265	2,976,055
Red Electrica Corp. SA	38,016	820,253
Repsol SA	106,671	1,449,042
		16,571,736

SWEDEN: 4.8%
Alfa Laval AB	28,035	439,529
Assa Abloy AB, Class B	105,509	2,142,638
Atlas Copco AB, Class A	63,913	1,924,071
Atlas Copco AB, Class B	35,462	968,997
Boliden AB	30,706	721,734
Electrolux AB, Class B	20,436	511,856
Hennes & Mauritz AB, Class B	67,745	1,912,144
Kinnevik AB, Class B	11,355	289,594
Nordea Bank AB	193,354	1,920,097
Sandvik AB	116,580	1,282,811
Skandinaviska Enskilda Banken AB, Class A	94,236	947,206
Skanska AB, Class B	26,783	625,723
SKF AB, Class B	54,554	942,112
Svenska Cellulosa AB SCA, Class B	98,577	2,925,851

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
SWEDEN, continued
Svenska Handelsbanken AB, Class A	118,956	$1,635,176
Swedbank AB, Class A	68,961	1,620,349
Telia Co AB	421,144	1,886,338
Volvo AB, Class B	158,636	1,811,285
		24,507,511

SWITZERLAND: 9.9%
Actelion, Ltd. (a)	9,667	1,677,552
Aryzta AG (a)	7,984	355,142
Chocoladefabriken Lindt & Spruengli AG	911	5,268,465
Givaudan SA	802	1,635,053
Kuehne & Nagel International AG	12,948	1,881,684
LafargeHolcim, Ltd. (a)	40,675	2,203,165
Lonza Group AG (a)	12,860	2,461,388
Novartis AG	172,624	13,623,537
Roche Holding AG	54,167	13,460,413
SGS SA	622	1,393,761
Swiss Re AG	25,239	2,279,546
Swisscom AG	3,803	1,808,970
Zurich Insurance Group AG (a)	11,126	2,869,328
		50,918,004

UNITED KINGDOM: 14.5%
3i Group PLC	151,361	1,276,187
Aberdeen Asset Management PLC	77,269	326,140
Associated British Foods PLC	26,974	908,883
Aviva PLC	300,249	1,713,242
Barratt Developments PLC	84,198	539,038
British Land Co. PLC, The, REIT	80,877	662,457
BT Group PLC	631,718	3,178,374
Bunzl PLC	51,551	1,520,157
Burberry Group PLC	42,408	756,740
Capita PLC	63,885	553,416
Croda International PLC	74,187	3,347,629
GlaxoSmithKline PLC	378,799	8,067,860
Hammerson PLC, REIT	71,115	541,239
HSBC Holdings PLC	312	2,345
InterContinental Hotels Group PLC	24,707	1,018,300
Intertek Group PLC	23,531	1,062,279
Intu Properties PLC, REIT	74,112	284,138
Investec PLC	45,815	279,277
ITV PLC	367,992	892,646
Johnson Matthey PLC	16,098	686,648

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCK, continued
UNITED KINGDOM, continued
Kingfisher PLC	160,034	$780,816
Land Securities Group PLC, REIT	62,136	851,495
Legal & General Group PLC	425,712	1,206,476
London Stock Exchange Group PLC	22,936	831,141
Marks & Spencer Group PLC	128,030	549,264
Mondi PLC	35,200	739,551
National Grid PLC	308,256	4,353,442
Next PLC	15,861	981,780
Old Mutual PLC	362,357	949,821
Pearson PLC	77,814	760,682
Petrofac, Ltd.	35,459	410,422
Prudential PLC	188,662	3,344,346
Reckitt Benckiser Group PLC	55,175	5,194,440
RELX PLC	79,221	1,502,306
RSA Insurance Group PLC	97,809	690,785
Schroders PLC	9,485	331,228
Segro PLC, REIT	59,681	350,630
SSE PLC	88,835	1,803,857
Standard Chartered PLC	234,489	1,908,214
Standard Life PLC	133,740	595,792
Taylor Wimpey PLC	360,210	718,467
Tesco PLC (a)	660,383	1,564,084
Unilever PLC	104,779	4,958,151
United Utilities Group PLC	79,368	1,030,891
Vodafone Group PLC	1,994,263	5,719,391
Whitbread PLC	20,733	1,052,247
Wm Morrison Supermarkets PLC	317,731	897,161
Wolseley PLC	18,274	1,027,775
WPP PLC	77,085	1,811,930
		74,533,580

TOTAL COMMON STOCKS
(Cost $514,898,307)		507,956,559

PREFERRED STOCKS: 0.5%
GERMANY: 0.4%
Bayerische Motoren Werke AG	9,007	664,755
Henkel AG & Co. KGaA	12,130	1,650,904
		2,315,659

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
PREFERRED STOCKS, continued
ITALY: 0.1%
Intesa Sanpaolo SpA	159,732	$335,124

TOTAL PREFERRED STOCKS		2,650,783
(Cost $2,355,305)

EXCHANGE TRADED FUNDS: 0.2%
Vanguard FTSE Developed Markets ETF	26,838	1,004,010
(Cost $1,000,709)

TOTAL INVESTMENTS: 99.5%		511,611,352
(Cost $518,254,321)

Other assets and liabilities - (Net): 0.5%
		2,483,980

Net Assets: 100.0%
		$514,095,332

(a)	Non-income producing security.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund		September 30, 2016

SUMMARY OF INVESTMENTS BY SECTOR
		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$60,054,284	11.7%
CONSUMER STAPLES	57,670,453	11.2%
ENERGY	8,734,335	1.7%
FINANCIALS	107,805,772	21.0%
HEALTH CARE	66,706,946	13.0%
INDUSTRIALS	75,180,562	14.6%
INFORMATION TECHNOLOGY	30,514,752	5.9%
MATERIALS	37,595,510	7.3%
REAL ESTATE	19,055,602	3.7%
TELECOMMUNICATION SERVICES	26,535,989	5.2%
UTILITIES	20,753,137	4.0%
EXCHANGE TRADED FUNDS	1,004,010	0.2%
Other assets and liabilities - (net)	2,483,980	0.5%
	$514,095,332	100.0%

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.1%
RENEWABLE & ALTERNATIVE ENERGY: 2.4%
SOLAR ENERGY GENERATION EQUIPMENT: 1.1%
Trina Solar, Ltd., ADR (a)	352,300	$3,607,552

RENEWABLE ENERGY DEVELOPERS &
INDEPENDENT POWER PRODUCERS (IPPS) : 1.3%
Huaneng Renewables Corp., Ltd.	13,164,000	4,628,211

ENERGY EFFICIENCY: 28.1%
POWER NETWORK EFFICIENCY: 3.2%
Hubbell, Inc.	63,741	6,867,455
Itron, Inc. (a)	73,485	4,097,524
		10,964,979

INDUSTRIAL ENERGY EFFICIENCY: 7.7%
Delta Electronics, Inc.	1,019,475	5,460,937
GEA Group AG	160,175	8,905,240
Rockwell Automation, Inc.	51,968	6,357,765
SMC Corp./Japan	17,700	5,110,569
		25,834,511

BUILDINGS ENERGY EFFICIENCY: 9.7%
Acuity Brands, Inc.	12,000	3,175,200
Ingersoll-Rand PLC	112,300	7,629,662
Kingspan Group PLC	148,152	3,990,906
Legrand SA	180,774	10,656,459
Sekisui Chemical Co., Ltd.	483,200	6,949,472
		32,401,699

TRANSPORT ENERGY EFFICIENCY: 4.9%
BorgWarner, Inc.	197,300	6,941,014
Delphi Automotive PLC	136,358	9,725,053
		16,666,067

CONSUMER ENERGY EFFICIENCY: 2.6%
Murata Manufacturing Co., Ltd.	68,300	8,915,410

WATER INFRASTRUCTURE & TECHNOLOGIES: 31.0%
WATER INFRASTRUCTURE: 16.3%
Beijing Enterprises Water Group, Ltd. (a)	9,456,000	6,446,383
IDEX Corp.	88,750	8,304,338

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
WATER INFRASTRUCTURE, continued
Kubota Corp.	547,000	$8,279,123
Roper Technologies, Inc.	34,239	6,247,590
Toro Co., The	97,200	4,552,848
Watts Water Technologies, Inc., Class A	104,386	6,768,388
Wolseley PLC	88,189	4,959,966
Xylem, Inc.	179,699	9,425,213
		54,983,849

WATER TREATMENT EQUIPMENT: 7.7%
Danaher Corp.	132,000	10,347,480
Ecolab, Inc.	72,454	8,819,101
Kemira Oyj	499,476	6,761,012
		25,927,593

WATER UTILITIES: 7.0%
American Water Works Co., Inc.	104,359	7,810,228
Pennon Group PLC	721,389	8,340,682
Severn Trent PLC	230,212	7,469,887
		23,620,797

POLLUTION CONTROL: 16.9%
POLLUTION CONTROL SOLUTIONS: 1.7%
Umicore SA	84,747	5,321,177

ENVIRONMENTAL TESTING & GAS SENSING: 12.3%
Agilent Technologies, Inc.	202,798	9,549,758
Applus Services SA	499,633	5,077,228
Horiba, Ltd.	141,193	6,956,828
PerkinElmer, Inc.	131,400	7,372,854
Thermo Fisher Scientific, Inc.	61,400	9,766,284
Waters Corp. (a)	21,000	3,328,290
		42,051,242

PUBLIC TRANSPORTATION: 2.9%
East Japan Railway Co.	108,200	9,766,565

WASTE MANAGEMENT & TECHNOLOGIES: 9.2%
RECYCLING & VALUE ADDED WASTE PROCESSING: 2.8%
WestRock Co.	195,933	9,498,832

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS, continued
WASTE MANAGEMENT & TECHNOLOGIES, continued
HAZARDOUS WASTE MANAGEMENT: 0.5%
Daiseki Co., Ltd.	81,300	$1,587,358

GENERAL WASTE MANAGEMENT: 5.9%
Suez	658,549	10,882,664
Waste Management, Inc.	144,034	9,183,608
		20,066,272

FOOD, AGRICULTURE & FORESTRY: 5.3%
LOGISTICS, FOOD SAFETY & PACKAGING: 2.3%
Sealed Air Corp.	172,500	7,903,950

SUSTAINABLE & EFFICIENT AGRICULTURE: 3.0%
Marine Harvest ASA (a)	362,481	6,502,208
Trimble, Inc. (a)	116,700	3,332,952
		9,835,160

DIVERSIFIED ENVIRONMENTAL: 5.2%
DIVERSIFIED ENVIRONMENTAL: 5.2%
3M Co.	35,586	6,271,321
Linde AG	29,322	4,982,412
Praxair, Inc.	52,616	6,357,591
		17,611,324

TOTAL COMMON STOCKS
(Cost $275,155,937)		331,192,548

TIME DEPOSIT: 1.6%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/16	$5,456,000	5,456,000
(Cost $5,456,000)

TOTAL INVESTMENTS: 99.7%
(Cost $280,611,937)		336,648,548

Other assets and liabilities - (Net): 0.3%
		1,073,507

Net Assets: 100.0%
		$337,722,055

(a)	Non-income producing security.
ADR - American Depositary Receipt

Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund	September 30, 2016

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
BELGIUM	$5,321,177	1.6%
CHINA	8,235,763	2.4%
FINLAND	6,761,012	2.0%
FRANCE	21,539,124	6.4%
GERMANY	13,887,652	4.1%
HONG KONG	6,446,383	1.9%
IRELAND	11,620,568	3.4%
JAPAN	47,565,325	14.1%
NORWAY	6,502,208	1.9%
SPAIN	5,077,227	1.5%
TAIWAN	5,460,936	1.6%
UNITED KINGDOM	30,495,589	9.0%
UNITED STATES	162,279,584	48.2%
TIME DEPOSIT	5,456,000	1.6%
Other assets and liabilities - (net)	1,073,507	0.3%
TOTAL	$337,722,055	100.0%

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.1%
ENERGY: 0.1%
ION Geophysical Corp. (d)	50,000	$342,500

HEALTH CARE: 0.0%
Interactive Health, Inc. (b)(c)(d)	706	0

TOTAL COMMON STOCKS		342,500
(Cost $921,481)

PREFERRED STOCKS: 0.0%
HEALTH CARE: 0.0%
Interactive Health, Inc., 0.000% (b)(c)	1,412	0
(Cost $357,962)

BONDS: 95.0%
CORPORATE BONDS: 92.2%
AUTOMOTIVE: 2.0%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (a)	$1,900,000	1,952,250
Meritor, Inc., 6.750%, 06/15/21	2,000,000	2,025,000
MPG Holdco I, Inc., 7.375%, 10/15/22	1,900,000	1,952,250
Nexteer Automotive Group Ltd, 144A, 5.875%, 11/15/21 (a)	1,000,000	1,065,000
TI Group Automotive Systems LLC, 144A, 8.750%, 07/15/23 (a)	900,000	983,250
		7,977,750

BANKING: 5.2%
Ally Financial, Inc., 6.250%, 12/01/17	2,000,000	2,082,500
Ally Financial, Inc., 3.250%, 11/05/18	1,000,000	1,007,500
Ally Financial, Inc., 8.000%, 03/15/20	2,300,000	2,633,500
Ally Financial, Inc., 4.250%, 04/15/21	2,000,000	2,042,500
Ally Financial, Inc., 5.750%, 11/20/25	3,750,000	3,937,500
Bank of America Corp., 1.350%, 11/21/16	1,000,000	1,000,638
CIT Group, Inc., 5.000%, 05/15/17	1,500,000	1,530,000
CIT Group, Inc., 5.000%, 08/01/23	1,000,000	1,061,250
Citigroup, Inc, 5.950%, 05/15/25	3,000,000	3,064,050
Royal Bank of Scotland Group PLC, 7.500%, 08/10/20	1,350,000	1,242,000
Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	900,000	902,367
		20,503,805

BASIC INDUSTRY: 10.4%
Alcoa, Inc., 5.870%, 02/23/22	1,000,000	1,080,000
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (a)	200,000	207,250

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
BASIC INDUSTRY, continued
Aleris International, Inc., 7.875%, 11/01/20	$1,000,000	$1,017,500
Aleris International, Inc., 144A, 9.500%, 04/01/21 (a)	1,400,000	1,512,000
Barminco Finance Pty, Ltd., 144A, 9.000%, 06/01/18 (a)	1,069,000	1,039,603
BlueScope Steel Finance, Ltd/USA LLC, 144A, 6.500%, 05/15/21 (a)	900,000	954,000
Boise Cascade Co., 144A, 5.625%, 09/01/24 (a)	950,000	969,000
Brookfield Residential Properties, Inc., 144A, 6.375%, 05/15/25 (a)	1,400,000	1,405,250
Chemours Co., The, 6.625%, 05/15/23	900,000	882,000
Constellium NV, 144A, 7.875%, 04/01/21 (a)	2,750,000	2,942,499
FBM Finance, Inc., 144A, 8.250%, 08/15/21 (a)	2,000,000	2,100,000
First Quantum Minerals, Ltd., 144A, 7.250%, 10/15/19 (a)	1,000,000	955,000
First Quantum Minerals, Ltd., 144A, 6.750%, 02/15/20 (a)	1,000,000	930,000
First Quantum Minerals, Ltd., 144A, 7.000%, 02/15/21 (a)	1,000,000	900,000
Kaiser Aluminum Corp., 5.875%, 05/15/24	900,000	942,750
Lennar Corp., 4.750%, 05/30/25	1,000,000	1,020,000
Lundin Mining Corp., 144A, 7.500%, 11/01/20 (a)	1,000,000	1,067,500
Lundin Mining Corp., 144A, 7.875%, 11/01/22 (a)	1,000,000	1,070,000
M/I Homes, Inc., 6.750%, 01/15/21	2,000,000	2,105,000
Petra Diamonds US Treasury PLC, 144A, 8.250%, 05/31/20 (a)	2,000,000	2,060,000
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (a)	1,900,000	1,814,500
SPCM SA, 144A, 6.000%, 01/15/22 (a)	2,400,000	2,514,000
Summit Materials LLC / Finance Corp., 144A, 8.500%, 04/15/22 (a)	2,000,000	2,190,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 144A, 5.625%, 03/01/24 (a)	2,000,000	2,070,000
TRI Pointe Group, Inc., 4.875%, 07/01/21	1,900,000	1,952,250
US Concrete, Inc., 6.375%, 06/01/24	1,750,000	1,820,000
WESCO Distribution, Inc., 144A, 5.375%, 06/15/24 (a)	1,900,000	1,909,500
Xerium Technologies, Inc., 144A, 9.500%, 08/15/21 (a)	1,900,000	1,928,500
		41,358,102

CAPITAL GOODS: 5.4%
ARD Finance SA, 144A, 7.125%, 09/15/23 (a)	3,000,000	2,992,500
Ardagh Packaging Finance PLC/ Holdings USA, Inc., 144A, 7.250%, 05/15/24 (a)	2,000,000	2,140,000
Cortes NP Acquisition Corp., 144A, 9.250%, 10/15/24 (a)	550,000	550,000
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (a)	3,700,000	2,913,750
Milacron LLC/Mcron Finance Corp., 144A, 7.750%, 02/15/21 (a)	1,615,000	1,687,675
PaperWorks Industries, Inc., 144A, 9.500%, 08/15/19 (a)	3,000,000	2,827,500
Shape Technologies Group, Inc., 144A, 7.625%, 02/01/20 (a)	1,650,000	1,695,375
SPX FLOW, Inc., 144A, 5.625%, 08/15/24 (a)	450,000	457,875
SPX FLOW,Inc., 144A, 5.875%, 08/15/26 (a)	500,000	506,875
Unifrax I, LLC/Holding Co., 144A, 7.500%, 02/15/19 (a)	5,916,000	5,561,040
		21,332,590

Schedule of Investments (Unaudited), continued
Pax High Yield Bond Fund	September 30, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
CONSUMER GOODS: 1.7%
Post Holdings, Inc., 144A, 6.000%, 12/15/22 (a)	$900,000	$954,000
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (a)	2,000,000	1,995,000
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (a)	2,000,000	2,135,000
Tempur Sealy International, Inc., 144A, 5.500%, 06/15/26 (a)	1,800,000	1,858,500
		6,942,500

ENERGY: 15.3%
AmeriGas Partners LP / Finance Corp., 5.625%, 05/20/24	2,000,000	2,125,000
AmeriGas Partners LP / Finance Corp., 5.875%, 08/20/26	1,000,000	1,062,500
Antero Midstream Partners LP, 144A, 5.375%, 09/15/24 (a)	900,000	913,500
Antero Resources Corp., 5.375%, 11/01/21	3,000,000	3,048,750
Archrock Partners LP/Finance Corp., 6.000%, 04/01/21	2,250,000	2,120,625
Archrock Partners LP/Finance Corp., 6.000%, 10/01/22	1,000,000	932,500
California Resources Corp., 144A, 8.000%, 12/15/22 (a)	1,000,000	670,000
Callon Petroleum Co., 144A, 6.125%, 10/01/24 (a)	900,000	933,750
Chaparral Energy, Inc., 7.625%, 11/15/22	4,000,000	2,710,000
Cheniere Corpus Christi Holdings LLC, 144A, 7.000%, 06/30/24 (a)	1,900,000	2,061,500
Concho Resources, Inc., 5.500%, 04/01/23	2,000,000	2,072,500
DCP Midstream LLC, 144A, 4.750%, 09/30/21 (a)	1,650,000	1,674,750
DCP Midstream Operating LP, 3.875%, 03/15/23	900,000	864,000
Ensco PLC, 4.700%, 03/15/21	900,000	809,550
Extraction Oil & Gas Holdings LLC, 144A, 7.875%, 07/15/21 (a)	2,000,000	2,090,000
Ferrellgas LP/Finance Corp., 6.750%, 01/15/22	1,950,000	1,745,250
Genesis Energy LP / Finance Corp., 5.750%, 02/15/21	2,750,000	2,763,750
Genesis Energy LP / Finance Corp., 6.000%, 05/15/23	1,000,000	997,500
Great Western Petroleum LLC/Finance, Inc., 144A, 9.000%, 09/30/21 (a)	2,000,000	2,010,000
ION Geophysical Corp., 144A, 9.125%, 12/15/21 (a)(b)	5,000,000	3,100,000
Laredo Petroleum, Inc. , 5.625%, 01/15/22	2,000,000	1,950,000
Laredo Petroleum, Inc., 6.250%, 03/15/23	1,350,000	1,329,750
Oasis Petroleum, Inc., 6.875%, 03/15/22	1,000,000	962,500
Pride International, Inc., 6.875%, 08/15/20	1,000,000	988,750
Sabine Pass Liquefaction, LLC, 6.250%, 03/15/22	2,900,000	3,182,749
Sabine Pass Liquefaction, LLC, 144A, 5.875%, 06/30/26 (a)	1,500,000	1,635,938
Sabine Pass Liquefaction, LLC, 144A, 5.000%, 03/15/27 (a)	500,000	513,750
Sabine Pass LNG LP, 7.500%, 11/30/16	2,000,000	2,017,000
Southwestern Energy Co., 7.500%, 02/01/18	900,000	947,250
Southwestern Energy Co., 4.100%, 03/15/22	500,000	456,250
Southwestern Energy Co., 4.950%, 01/23/25	500,000	502,500
Sunoco LP / Finance Corp., 144A, 6.250%, 04/15/21 (a)	950,000	980,875
Sunoco LP / Finance Corp., 144A, 6.375%, 04/01/23 (a)	1,900,000	1,961,750
Targa Resources Partners LP/Finance Corp., 6.625%, 10/01/20	1,000,000	1,035,000
Targa Resources Partners LP/Finance Corp., 5.250%, 05/01/23	1,350,000	1,373,625

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
Targa Resources Partners LP/ Finance Corp., 144A, 5.125%, 02/01/25 (a)	$1,400,000	$1,405,250
Tesoro Logistics LP/ Finance Corp., 6.125%, 10/15/21	1,000,000	1,046,250
Tesoro Logistics LP/ Finance Corp., 6.375%, 05/01/24	900,000	969,750
Weatherford International, Ltd., 5.125%, 09/15/20	900,000	832,500
Weatherford International, Ltd., 7.750%, 06/15/21	1,900,000	1,888,125
		60,684,987
FINANCIAL SERVICES: 4.1%
AerCap Ireland Capital Ltd/Global Aviation Trust, 3.950%, 02/01/22	1,000,000	1,027,500
Camelot Finance SA, 144A, 7.875%, 10/15/24 (a)	1,000,000	1,033,750
Fly Leasing, Ltd., 6.750%, 12/15/20	2,000,000	2,067,500
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	3,060,000
International Lease Finance Corp., 5.875%, 08/15/22	1,900,000	2,111,375
KCG Holdings, Inc., 144A, 6.875%, 03/15/20 (a)	2,850,000	2,850,000
MGIC Investment Corp., 5.750%, 08/15/23	1,450,000	1,511,625
Springleaf Finance Corp., 7.750%, 10/01/21	2,400,000	2,526,000
		16,187,750

HEALTH CARE: 8.3%
Care Capital Properties LP, 144A, 5.125%, 08/15/26 (a)	3,350,000	3,355,876
Centene Corp., 5.625%, 02/15/21	450,000	478,125
Centene Corp., 6.125%, 02/15/24	900,000	978,750
DaVita HealthCare Partners, Inc. , 5.125%, 07/15/24	900,000	919,688
Double Eagle Acquisition Sub, Inc., 144A, 7.500%, 10/01/24 (a)	1,000,000	1,021,250
Endo Finance, LLC/Finco, Inc., 144A, 7.250%, 01/15/22 (a)	2,250,000	2,171,250
Endo, Ltd/ Finance, LLC/ Finco, Inc., 144A, 6.000%, 07/15/23 (a)	2,000,000	1,830,000
HCA, Inc., 5.875%, 05/01/23	1,750,000	1,868,125
HCA, Inc., 5.875%, 02/15/26	5,850,000	6,244,874
HCA, Inc., 5.250%, 06/15/26	1,000,000	1,065,000
HCA, Inc., 4.500%, 02/15/27	950,000	958,313
Kindred Healthcare, Inc., 6.375%, 04/15/22	1,500,000	1,426,875
Kindred Healthcare, Inc., 8.750%, 01/15/23	1,500,000	1,505,625
LifePoint Health, Inc., 144A, 5.375%, 05/01/24 (a)	2,350,000	2,355,875
Mallinckrodt International Finance SA/CB, LLC, 144A, 5.625%, 10/15/23 (a)	2,000,000	1,925,000
MEDNAX, Inc., 144A, 5.250%, 12/01/23 (a)	1,900,000	2,002,125
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,090,000
Tenet Healthcare Corp., 6.750%, 06/15/23	2,000,000	1,865,000
		33,061,751

LEISURE: 1.4%
MGM Growth Properties Operating Partnership LP, 144A, 4.500%, 09/01/26 (a)	900,000	904,500
MGM Resorts International, 4.625%, 09/01/26	1,900,000	1,862,000

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
LEISURE, continued
NCL Corp., Ltd., 144A, 4.625%, 11/15/20 (a)	$1,750,000	$1,758,750
Scientific Games International, Inc., 10.000%, 12/01/22	1,000,000	927,500
		5,452,750

MEDIA: 11.4%
Altice Financing SA, 144A, 6.500%, 01/15/22 (a)	3,000,000	3,176,250
Altice Financing SA, 144A, 6.625%, 02/15/23 (a)	1,000,000	1,030,000
Altice Financing SA, 144A, 7.500%, 05/15/26 (a)	2,000,000	2,087,500
Altice Finco SA, 144A, 8.125%, 01/15/24 (a)	1,750,000	1,820,000
CCO Holdings LLC/Capital Corp., 144A, 5.875%, 04/01/24 (a)	900,000	962,460
CCO Holdings LLC/Capital Corp., 144A, 5.750%, 02/15/26 (a)	2,000,000	2,125,000
CCO Holdings LLC/Capital Corp., 144A, 5.500%, 05/01/26 (a)	1,000,000	1,045,000
Columbus International, Inc., 144A, 7.375%, 03/30/21 (a)	2,600,000	2,767,310
Donnelley Financial Solutions, Inc., 144A, 8.250%, 10/15/24 (a)	1,900,000	1,928,500
Emerald Expositions Holding, Inc., 144A, 9.000%, 06/15/21 (a)	4,250,000	4,435,937
Gray Television, Inc., 144A, 5.125%, 10/15/24 (a)	1,900,000	1,869,125
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (a)	2,500,000	2,400,000
MDC Partners, Inc., 144A, 6.500%, 05/01/24 (a)	1,400,000	1,302,000
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (a)	3,000,000	3,112,500
Numericable Finance-SFR SA, 144A, 7.375%, 05/01/26 (a)	1,900,000	1,944,536
Numericable-SFR SA, 144A, 6.000%, 05/15/22 (a)	2,000,000	2,047,500
Quad/Graphics, Inc., 7.000%, 05/01/22	2,100,000	2,026,500
SFR Group SA, 144A, 6.250%, 05/15/24 (a)	900,000	897,482
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (a)	3,000,000	3,105,000
Unitymedia GmbH, 144A, 6.125%, 01/15/25 (a)	2,000,000	2,107,500
Virgin Media Finance PLC, 144A, 6.000%, 10/15/24 (a)	950,000	986,822
VTR Finance BV, 144A, 6.875%, 01/15/24 (a)	2,050,000	2,146,350
		45,323,272

REAL ESTATE: 2.3%
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (a)	2,800,000	2,810,500
iStar, Inc., 6.500%, 07/01/21	1,500,000	1,526,250
Kennedy-Wilson, Inc., 5.875%, 04/01/24	4,700,000	4,752,875
		9,089,625

RETAIL: 3.8%
CST Brands, Inc., 5.000%, 05/01/23	3,000,000	3,168,750
Ingles Markets, Inc., 5.750%, 06/15/23	1,000,000	1,042,500
JC Penney Corp., Inc., 5.650%, 06/01/20	2,000,000	2,014,760
Men's Wearhouse, Inc., The, 7.000%, 07/01/22	2,000,000	1,870,000
Neiman Marcus Group LTD LLC, 144A, 8.000%, 10/15/21 (a)	1,000,000	840,000
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (a)	900,000	931,500

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
RETAIL, continued
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	$3,000,000	$3,243,750
Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,900,000	1,895,250
		15,006,510

SERVICES: 3.4%
Ahern Rentals, Inc., 144A, 7.375%, 05/15/23 (a)	6,750,000	4,404,375
Avis Budget Car Rental LLC / Finance, Inc., 144A, 6.375%, 04/01/24 (a)	1,800,000	1,845,000
Cloud Crane LLC, 144A, 10.125%, 08/01/24 (a)	1,900,000	1,976,000
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19 (a)	4,653,675	4,327,918
Prime Security Services Borrower LLC/Finance, Inc., 144A, 9.250%, 05/15/23 (a)	1,000,000	1,092,500
		13,645,793

TECHNOLOGY & ELECTRONICS: 5.4%
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21 (a)	1,600,000	1,584,000
Diamond 1 Finance Corp/ 2 Finance Corp, 144A, 5.875%, 06/15/21 (a)	950,000	1,009,755
Diamond 1 Finance Corp/ 2 Finance Corp, 144A, 7.125%, 06/15/24 (a)	1,450,000	1,595,758
Entegris, Inc., 144A, 6.000%, 04/01/22 (a)	1,510,000	1,568,513
First Data Corp., 144A, 7.000%, 12/01/23 (a)	3,000,000	3,180,000
j2 Cloud Services, Inc., 8.000%, 08/01/20	1,500,000	1,561,875
Micron Technology, Inc., 144A, 7.500%, 09/15/23 (a)	900,000	1,001,916
Sensata Technologies UK Financing Co. PLC, 144A, 6.250%, 02/15/26 (a)	900,000	978,750
Solera LLC / Finance, Inc., 144A, 10.500%, 03/01/24 (a)	1,000,000	1,120,000
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	5,329,880
Western Digital Corp., 144A, 7.375%, 04/01/23 (a)	1,000,000	1,102,500
Western Digital Corp., 144A, 10.500%, 04/01/24 (a)	1,050,000	1,220,625
		21,253,572

TELECOMMUNICATIONS: 9.2%
B Communications, Ltd., 144A, 7.375%, 02/15/21 (a)	3,500,000	3,784,375
CenturyLink, Inc., 7.500%, 04/01/24	1,900,000	2,033,000
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (a)	3,100,000	3,208,500
Digicel, Ltd., 144A, 6.000%, 04/15/21 (a)	950,000	843,980
Equinix, Inc., 5.750%, 01/01/25	1,000,000	1,067,500
Frontier Communications Corp, 10.500%, 09/15/22	4,000,000	4,254,999
Frontier Communications Corp., 6.875%, 01/15/25	1,100,000	977,625
Hughes Satellite Systems Corp., 144A, 6.625%, 08/01/26 (a)	1,000,000	967,500
Hughes Satellite Systems Corp., 144A, 5.250%, 08/01/26 (a)	900,000	891,000
Inmarsat Finance PLC, 144A, 6.500%, 10/01/24 (a)	950,000	954,750
Intelsat Jackson Holdings SA, 144A, 8.000%, 02/15/24 (a)	950,000	957,125
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	1,044,375
Level 3 Financing, Inc., 144A, 5.250%, 03/15/26 (a)	1,000,000	1,035,000
Sprint Communications, Inc., 8.375%, 08/15/17	3,000,000	3,127,500

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TELECOMMUNICATIONS, continued
Sprint Communications, Inc., 144A, 7.000%, 03/01/20 (a)	$1,000,000	$1,077,500
Sprint Corp., 7.250%, 09/15/21	1,000,000	1,008,750
Sprint Corp., 7.875%, 09/15/23	1,000,000	1,011,250
Sprint Corp., 7.125%, 06/15/24	2,000,000	1,960,000
Sprint Corp., 7.625%, 02/15/25	1,500,000	1,492,500
T-Mobile USA, Inc., 6.731%, 04/28/22	500,000	526,875
T-Mobile USA, Inc., 6.625%, 04/01/23	1,000,000	1,077,500
T-Mobile USA, Inc., 6.000%, 04/15/24	1,000,000	1,072,500
T-Mobile USA, Inc., 6.375%, 03/01/25	1,000,000	1,090,000
T-Mobile USA, Inc., 6.500%, 01/15/26	1,000,000	1,110,000
		36,574,104

TRANSPORTATION: 2.1%
Air Canada, 144A, 7.750%, 04/15/21 (a)	2,800,000	3,038,000
Navios Maritime Acquisition Corp./Finance US, Inc., 144A, 8.125%, 11/15/21 (a)	3,450,000	2,553,000
OPE KAG Finance Sub, Inc., 144A, 7.875%, 07/31/23 (a)	3,000,000	2,857,500
		8,448,500

UTILITY: 0.8%
Atlantica Yield PLC, 144A, 7.000%, 11/15/19 (a)	900,000	909,000
Calpine Corp., 5.500%, 02/01/24	1,000,000	992,500
Calpine Corp., 5.750%, 01/15/25	1,000,000	991,250
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (a)	25,420	25,611
Ormat Funding Corp., 8.250%, 12/30/20 (b)	283,662	282,244
		3,200,605

TOTAL CORPORATE BONDS		366,043,966
(Cost $361,669,270)

LOANS: 2.8%
RETAIL: 2.3%
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19 (b)	7,850,277	3,885,887
JC Penney Corp., Inc., Term B, 1.000%, 06/23/23	2,496,875	2,512,256
TOMS Shoes LLC, Term B, 1.000%, 10/31/20 (b)	3,900,202	2,886,149
		9,284,292

TELECOMMUNICATIONS: 0.5%
Open Mobile, Term B, 1.000%, 06/27/20 (b)	2,932,500	2,126,063

Schedule of Investments (Unaudited)
Pax High Yield Bond Fund	September 30, 2016

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
LOANS, continued

TOTAL LOANS		$11,410,355
(Cost $16,800,831)

TOTAL BONDS		377,454,321
(Cost $378,470,101)

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, FSB CDARS, 0.080%, 10/27/16	$100,120	100,120
Beneficial State Bank, 1.250%, 05/10/17	100,074	100,074
Beneficial State Bank, 0.500%, 01/21/18	200,000	200,000
Self Help Credit Union, 1.050%, 01/04/17	100,000	100,000
Shared Interest, Inc., 0.700%, 09/30/18	500,000	500,000
Urban Partnership Bank, 0.300%, 07/01/17	100,539	100,539
Urban Partnership Bank, 0.200%, 02/03/17	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT		1,200,733
(Cost $1,200,733)

MONEY MARKET: 0.1%
Beneficial State Bank Money Market Account	200,367	200,367
(Cost $200,367)

TIME DEPOSIT: 5.0%
State Street Euro Dollar Time Deposit, 0.010%, 10/03/16	19,882,000	19,882,000
(Cost $19,882,000)

TOTAL INVESTMENTS: 100.5%		399,079,921
(Cost $401,032,644)

Other assets and liabilities - (Net):- 0.5%		(2,160,538)

Net Assets: 100.0%		$396,919,383

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(b)	Illiquid security.
(c)	Fair valued security.
(d)	Non-income producing security.
LP Limited Partnership

Schedule of Investments
Pax Sustainable Managers Capital Appreciation Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 26.0%
Pax Global Environmental Markets Fund (a)	62,600	$848,851
Pax High Yield Bond Fund (a)	40,873	270,172
Pax MSCI International ESG Index Fund (a)	840,452	6,664,781
Pax Small Cap Fund (a)	143,425	2,098,307

TOTAL AFFILIATED INVESTMENT COMPANIES		9,882,111
(Cost $9,228,731)

NON-AFFILIATED INVESTMENT COMPANIES: 74.0%
Appleseed Fund (a)	30,361	373,745
Ariel Fund (a)	29,302	1,871,523
Eventide Gilead Fund (a)(b)	111,268	2,933,018
Neuberger Berman Socially Responsive Fund (a)	17,265	594,955
Parnassus Core Equity Fund (a)	220,143	8,735,281
PIMCO Income Fund (a)	216,710	2,613,523
Portfolio 21 Global Equity Fund (a)	10,943	401,725
Praxis Impact Bond Fund (a)	13,943	147,930
Schroder Emerging Market Equity Fund (c)	140,177	1,774,645
TIAA-CREF Social Choice Bond Fund (a)	144,653	1,521,748
TIAA-CREF Social Choice Equity Fund (a)	321,442	5,442,014
Touchstone Premium Yield Equity Fund (d)	195,963	1,714,673

TOTAL NON-AFFILIATED INVESTMENT COMPANIES		28,124,780
(Cost $26,252,850)

TOTAL INVESTMENTS: 100.0%		38,006,891
(Cost $35,481,581)

Other assets and liabilities - (Net): 0.0% (e)		(6,406)

Net Assets: 100.0%		$38,000,485

(a)	Institutional - Class shares
(b)	Non income producing security
(c)	Investor Class shares
(d)	Class Y shares
(e)	Rounds to less than 0.05%

Schedule of Investments (Unaudited)
Pax Sustainable Managers Total Return Fund	September 30, 2016

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 14.4%
Pax Global Environmental Markets Fund (a)	33,839	$458,851
Pax High Yield Bond Fund (a)	254,638	1,683,157
Pax MSCI International ESG Index Fund (a)	360,547	2,859,139
Pax Small Cap Fund (a)	44,858	656,269

TOTAL AFFILIATED INVESTMENT COMPANIES		5,657,416
(Cost $5,325,025)

NON-AFFILIATED INVESTMENT COMPANIES: 85.6%
Access Capital Community Investment Fund (a)	233,430	2,159,231
Appleseed Fund (a)	105,733	1,301,572
Ariel Fund (a)	6,446	411,687
CRA Qualified Investment Fund (a)	199,117	2,164,405
Eventide Gilead Fund (a)(b)	45,568	1,201,184
Neuberger Berman Socially Responsive Fund (a)	32,502	1,120,007
Parnassus Core Equity Fund (a)	84,838	3,366,382
PIMCO Income Fund (a)	379,665	4,578,764
Portfolio 21 Global Equity Fund (a)	11,853	435,134
Praxis Impact Bond Fund (a)	577,274	6,124,881
Schroder Emerging Market Equity Fund (c)	65,721	832,028
TIAA-CREF Social Choice Bond Fund (a)	623,798	6,562,355
TIAA-CREF Social Choice Equity Fund (a)	88,781	1,503,060
Touchstone Premium Yield Equity Fund (d)	225,859	1,976,263

TOTAL NON-AFFILIATED INVESTMENT COMPANIES		33,736,953
(Cost $32,791,753)

TOTAL INVESTMENTS: 100.0%		39,394,369
(Cost $38,116,778)

Other assets and liabilities - (Net): 0.0% (e)		(10,514)

Net Assets: 100.0%		$39,383,855

(a)	Institutional - Class shares
(b)	Non income producing security
(c)	Investor Class shares
(d)	Class Y shares
(e)	Rounds to less than 0.05%

September 30, 2016 (unaudited)

Notes to Schedules of Investments

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2016, Trust I offered nine investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

These schedules of investments relate to the Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”, formerly known as the Pax Growth Fund), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax Balanced Fund (the “Balanced Fund”), Pax MSCI International ESG Index Fund (“International Index Fund”), Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Global Women’s Index Fund, Pax High Yield Bond Fund (the “High Yield Bond Fund”), Pax Sustainable Managers Capital Appreciation Fund (the “Capital Appreciation Fund”), and the Pax Sustainable Managers Total Return Fund (the “Total Return Fund”).

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “evaluated pricing”). The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At September 30, 2016, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Balanced Fund held one security fair valued at $255,984 representing 0.01% of the Fund’s net asset value, and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –  unadjusted quoted prices in active markets for identical investments

• Level 2 –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –  significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, may be valued at amortized cost, which represents fair value. Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2016:

	Level 1	Level 2	Level 3*	Totals
ESG Beta Quality
Common Stocks	$194,314,484	$-	$-	$194,314,484
Cash Equivalents	2,870,754	698,000	-	3,568,754
Total	$197,185,238	$698,000	$-	$197,883,238
Mid Cap
Common Stocks	$162,750,342	$-	$-	$162,750,342
Cash Equivalents	4,223,667	7,060,000	-	11,283,667
Total	$166,974,009	$7,060,000	$-	$174,034,009
Small Cap
Common Stocks	$669,848,383	$-	$-	$669,848,383
Cash Equivalents	13,921,046	41,250,000	-	55,171,046
Total	$683,769,429	$41,250,000	$-	$725,019,429
Balanced
Common Stocks	$881,335,020	$-	$-	$881,335,020
Affiliated Investment Companies	333,141,487	-	-	333,141,487
Community Investment Notes	-	3,100,000	255,984	3,355,984
Corporate Bonds	-	180,218,560	-	180,218,560
U.S. Gov't Agency Bonds	-	20,544,661	-	20,544,661
Government Bonds	-	5,343,645	-	5,343,645
Municipal Bonds	-	35,710,487	-	35,710,487
U.S. Treasury Notes	-	193,185,958	-	193,185,958
Mortgage-Backed Securities	-	178,189,647	-	178,189,647
Cash Equivalents	6,171,771	67,087,000	-	73,258,771
Total	$1,220,648,278	$683,379,958	$255,984	$1,904,284,220
International Index
Common Stocks	$9,809,880	$498,146,679	$-	$507,956,559
Preferred Stocks	-	2,650,783	-	2,650,783
Exchange Traded Funds	1,004,010	-	-	1,004,010
Total	$10,813,890	$500,797,462	$-	$511,611,352
Global Environmental Markets
Common Stocks	$187,232,756	$143,959,792	$-	$331,192,548
Cash Equivalents	-	5,456,000	-	5,456,000
Total	$187,232,756	$149,415,792	$-	$336,648,548
Global Women’s Index
Common Stocks	$71,925,636	$32,829,955	$-	$104,755,591
Preferred Stocks	-	177,213	-	177,213
Exchange Traded Funds	718,513	-	-	718,513
Cash Equivalents	386,529	482,000	-	868,529
Total	$73,030,678	$33,489,168	$-	$106,519,846
High Yield Bond
Common Stocks	$342,500	$-	$0	$342,500
Preferred Stocks	-	-	0	0
Corporate Bonds	-	366,043,966	-	366,043,966
Loans	-	11,410,355	-	11,410,355
Cash Equivalents	200,367	21,082,733	-	21,283,100
Total	$542,867	$398,537,054	$0	$399,079,921
Capital Appreciation
Affiliated Investment Companies	$9,882,111	$-	$-	$9,882,111
Non-affiliated Investment Companies	28,124,780	-	-	28,124,780
Total	$38,006,891	$-	$-	$38,006,891
Total Return
Affiliated Investment Companies	$5,657,416	$-	$-	$5,657,416
Non-affiliated Investment Companies	33,736,953	-	-	33,736,953
Total	$39,394,369	$-	$-	$39,394,369

*	Table includes securities valued at zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

High Yield Bond
Stocks
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases/Received in Exchange	—
Sales	—
Transfers in to and/or out of Level Three	—
Balance as of September 30, 2016	$0

Balanced
Bonds and Notes
Balance as of December 31, 2015	$260,445
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	(4,461)
Purchases	—
Sales/Maturities	—
Transfers in to and/or out of Level Three	—
Balance as of September 30, 2016	$255,984

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $5,800,984 for the International Index Fund and $475,153 for the Global Women’s Index Fund; and Level 2 to Level 1 transfers were: $1,160,225 for the International Index Fund, $3,990,906 for the Global Environmental Markets Fund and $25,487 for the Global Women’s Index Fund.  All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Balanced Fund holds positions in Community Investment notes which are valued based on quarterly financial statements adjusted for any changes in credit quality indicated in such financial statements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At September 30, 2016, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2016, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value	Over (Under) Collateralized
ESG Beta Quality	$16,048,428	$2,870,754	$13,464,956	$287,282
Mid Cap	4,093,205	4,223,667	—	130,462
Small Cap	41,786,081	13,921,046	28,379,379	514,344
Balanced	35,613,071	5,750,200	30,520,714	657,842
Global Women's Index	2,394,960	386,529	2,051,692	43,260

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860) Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure. The disclosure is intended to provide greater transparency regarding the types of collateral pledge for securities lending and similar transactions that are accounted for as secured borrowing.

For the ESG Beta Quality Fund, Mid Cap Fund, Small Cap Fund and Women’s Index Fund, all of the securities on loan at September 30, 2016 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Balanced Fund, the value of the securities lending obligation is classified as follows at September 30, 2016:

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Fund: Balanced Fund
U.S. Treasury and Agency Securities	$6,343,390	$—	$—	$—	$6,343,390
Common Stocks	18,703,496	—	—	—	18,703,496
Corporate Debt	5,473,828	—	—	—	5,473,828
Total Borrowings	$30,520,714	$—	$—	$—	$30,520,714

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2016 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
ESG Beta Quality	$125,851,353	$-	$134,235,822	$-
Mid Cap[2]	32,847,913	-	30,586,638	-
Small Cap	305,689,175	-	170,864,792	-
Balanced[2]	433,447,960	105,498,484	512,459,602	76,947,702
International Index	283,906,588	-	161,742,806	-
Global Environmental Markets	86,952,203	-	46,224,568	-
Global Women's Index	44,996,488	-	27,258,821	-
High Yield Bond	332,483,302	-	370,621,722	-
Capital Appreciation[2]	11,327,248	-	12,448,772	-
Total Return[2]	8,131,384	-	10,976,451	-

[1]	Excluding short-term investments and U.S. Government bonds.
[2]	Purchases and sales exclude in-kind transactions.

For federal income tax purposes, the identified cost of investments owned at September 30, 2016 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2016 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
ESG Beta Quality	$146,290,795	$53,249,212	$1,656,769	$51,592,443
Mid Cap	159,839,304	22,832,465	8,637,760	14,194,705
Small Cap	701,827,816	64,457,665	41,266,052	23,191,613
Balanced	1,723,310,867	192,928,445	11,955,092	180,973,353
International Index	518,254,321	33,430,670	40,073,639	(6,642,969)
Global Environmental Markets	280,611,937	59,871,838	3,835,227	56,036,611
Global Women's Index	102,487,993	10,733,223	6,701,370	4,031,853
High Yield Bond	401,032,644	14,372,831	16,325,554	(1,952,723)
Capital Appreciation	35,481,581	2,536,347	11,037	2,525,310
Total Return	38,116,778	1,311,387	33,796	1,277,591

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2016 is as follows:

	Outstanding					Outstanding
	at 12/31/15	Written	Closed	Expired	Exercised	at 09/30/16
Balanced Fund
Call Options
Number of contracts	-	4,000	-	-	(3,844)	156
Premiums received	$-	$463,991	$-	$-	$(447,923)	$16,068

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2016, Funds held the following investments in affiliated Funds:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	09/30/16	12/31/15	Additions	Reductions	09/30/16	Distributions

Balanced
International Index	20,747,844	$151,361,028	$32,860,346	$20,000,000	$164,530,405	$2,860,346
Mid Cap	15,982,093	-	159,825,480	-	168,611,082	211,329
Total		$151,361,028	$192,685,826	$20,000,000	$333,141,487	$3,071,675

Capital Appreciation
Global Environmental Markets	62,600	$145,060	$621,691	$-	$848,851	$3,504
High Yield Bond	40,873	391,340	51,696	195,987	270,172	16,483
International Index	840,452	2,700,308	4,444,926	592,988	6,664,781	125,244
Small Cap	143,425	934,361	1,916,854	917,478	2,098,307	1,594
Total		$4,171,069	$7,035,167	$1,706,453	$9,882,111	$146,825

Total Return
Global Environmental Markets	33,839	$98,760	$318,251	$3,473	$458,851	$1,894
High Yield Bond	254,638	217,157	1,501,525	179,980	1,683,157	54,320
International Index	360,547	846,505	3,158,260	1,194,875	2,859,139	59,549
Small Cap	44,858	277,438	1,280,925	954,738	656,269	534
Total		$1,439,860	$6,258,961	$2,333,066	$5,657,416	$116,297

Income distributions from affiliates are included as dividend income and capital gain dividends are included as realized gains on the Statement of Operations. Gross additions include reinvestment of dividends.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At September 30, 2016, the Balanced Fund held $21,731,149 or 1.14% of net assets and the High Yield Bond Fund held $202,962,854 or 51.13% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2016, the High Yield Bond Fund held $12,280,343 of illiquid securities, representing 3.09% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2016 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Balanced Fund
CINI Investment Note, 2.000%, 11/01/17	11/01/14 - 11/01/15	265,516	255,984
High Yield Bond Fund
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	7,794,855	3,885,887
ION Geophysical Corp., 9.125%, 12/15/21	05/08/13 - 05/08/13	4,297,878	3,100,000
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	—
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	—
Ormat Funding Corp., 8.250%, 12/30/20	02/06/04 - 01/06/05	285,104	282,244
Open Mobile, 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,895,756	2,126,063
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	3,605,861	2,886,149

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 29, 2016

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	November 29, 2016